UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

Kiewit Plaza

Omaha, NE 68131

(Address of principal executive offices) (Zip code)

Eric Olson

Kiewit Plaza

Omaha, NE  68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: October 1, 2010 to December 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2010 (Unaudited)

	Shares	Fair
		Value
EQUITY INVESTMENTS (58.0%)
Common Stocks (Active & Passive Domestic Equities) (31.5%)
Consumer Discretionary — 3.3%
99 Cents Only Stores*	175	$ 2,790
Aaron's, Inc.	341	6,953
Abercrombie & Fitch Co., Class A	279	16,079
Advance Auto Parts, Inc.	263	17,397
Aeropostale, Inc.*	300	7,392
AFC Enterprises, Inc.*	100	1,390
Amazon.com, Inc.*	1,096	197,280
Ambassadors Group, Inc.	100	1,150
American Axle & Manufacturing Holdings, Inc.*	158	2,032
American Eagle Outfitters, Inc.	566	8,281
American Greetings Corp., Class A	119	2,637
American Public Education, Inc.*	45	1,676
America's Car-Mart, Inc.*	50	1,354
Amerigon, Inc.*	123	1,338
Ameristar Casinos, Inc.	100	1,563
AnnTaylor Stores Corp.*	200	5,478
Apollo Group, Inc., Class A*	417	16,467
Arbitron, Inc.	100	4,152
Asbury Automotive Group, Inc.*	89	1,645
Ascent Media Corp., Class A*	55	2,132
Audiovox Corp., Class A*	100	863
Autoliv, Inc.	260	20,524
AutoNation, Inc.*	235	6,627
AutoZone, Inc.*	82	22,352
Bally Technologies, Inc.*	162	6,835
Barnes & Noble, Inc.	100	1,415
Beazer Homes USA, Inc.*	252	1,358
bebe stores, inc.	100	596
Bed Bath & Beyond, Inc.*	823	40,450
Belo Corp., Class A*	266	1,883
Best Buy Co., Inc.	1,068	36,622
Big 5 Sporting Goods Corp.	100	1,527
Big Lots, Inc.*	265	8,072
Biglari Holdings, Inc.*	5	2,051
BJ's Restaurants, Inc.*	36	1,275
Blue Nile, Inc.*	40	2,282
Bluegreen Corp.*	100	322
Blyth, Inc.	25	862
Bob Evans Farms, Inc.	100	3,296
BorgWarner, Inc.*	400	28,944
Boyd Gaming Corp.*	164	1,738
Bridgepoint Education, Inc.*	52	988
Brinker International, Inc.	323	6,744
Brown Shoe Co., Inc.	115	1,602
Brunswick Corp.	272	5,097
Buckle, Inc./The	82	3,097
Buffalo Wild Wings, Inc.*	54	2,368
Build-A-Bear Workshop, Inc.*	100	764
Cabela's, Inc.*	120	2,610
Cablevision Systems Corp., Class A	746	25,245
California Pizza Kitchen, Inc.*	50	864
Callaway Golf Co.	145	1,170
Capella Education Co.*	44	2,930
Career Education Corp.*	222	4,602
CarMax, Inc.*	700	22,316
Carnival Corp.	1,373	63,309
Carter's, Inc.*	162	4,781
Cato Corp./The, Class A	135	3,700
Cavco Industries, Inc.*	35	1,634
CBS Corp., Class B	2,070	39,433
CEC Entertainment, Inc.*	68	2,640
Central European Media Enterprises Ltd., Class A*	98	1,994
Charming Shoppes, Inc.*	400	1,420
Cheesecake Factory, Inc./The*	200	6,132
Cherokee, Inc.	66	1,241
Chico's FAS, Inc.	552	6,641
Children's Place Retail Stores, Inc./The*	105	5,212
Chipotle Mexican Grill, Inc.*	101	21,479
Choice Hotels International, Inc.	100	3,827
Christopher & Banks Corp.	100	615
Churchill Downs, Inc.	32	1,389
Cinemark Holdings, Inc.	240	4,138
Citi Trends, Inc.*	36	884
CKX, Inc.*	100	403
Clear Channel Outdoor Holdings, Inc., Class A*	106	1,488
Coach, Inc.	943	52,157
Coinstar, Inc.*	100	5,644
Coldwater Creek, Inc.*	168	533
Collective Brands, Inc.*	200	4,220
Columbia Sportswear Co.	35	2,111
Comcast Corp., Class A	8,717	191,512
Cooper Tire & Rubber Co.	169	3,985
Core-Mark Holding Co., Inc.*	41	1,459
Corinthian Colleges, Inc.*	232	1,209
Cracker Barrel Old Country Store, Inc.	73	3,998
CROCS, Inc.*	249	4,263
CSS Industries, Inc.	60	1,237
Dana Holding Corp.*	434	7,469
Darden Restaurants, Inc.	444	20,619
Deckers Outdoor Corp.*	126	10,047
Denny's Corp.*	300	1,074
DeVry, Inc.	203	9,740
Dex One Corp.*	151	1,126
Dick's Sporting Goods, Inc.*	255	9,563
Dillard's, Inc., Class A	152	5,767
DineEquity, Inc.*	54	2,667
DIRECTV, Class A*	2,500	99,825
Discovery Communications, Inc., Class A*	883	36,821
DISH Network Corp., Class A*	640	12,582
Dollar General Corp.*	219	6,717
Dollar Tree, Inc.*	373	20,918
Domino's Pizza, Inc.*	100	1,595
Dorman Products, Inc.*	62	2,247
DR Horton, Inc.	900	10,737
DreamWorks Animation SKG, Inc., Class A*	236	6,955
Dress Barn, Inc./The*	195	5,152
Drew Industries, Inc.	41	932
Drugstore.Com, Inc.*	323	714
DSW, Inc., Class A*	20	782
Eastman Kodak Co.*	825	4,422
Education Management Corp.*	160	2,896
Ethan Allen Interiors, Inc.	100	2,001
EW Scripps Co., Class A*	133	1,350
Exide Technologies*	206	1,938
Expedia, Inc.	600	15,054
Family Dollar Stores, Inc.	404	20,083
Federal-Mogul Corp.*	80	1,652
Finish Line, Inc./The, Class A	133	2,286
Foot Locker, Inc.	482	9,457
Ford Motor Co.*	10,383	174,331
Fortune Brands, Inc.	5,435	327,459
Fossil, Inc.*	151	10,642
Fred's, Inc., Class A	100	1,376
Fuel Systems Solutions, Inc.*	40	1,175
Furniture Brands International, Inc.*	177	910
GameStop Corp., Class A*	501	11,463
Gannett Co., Inc.	738	11,136
Gap, Inc./The	1,420	31,439
Garmin Ltd.	351	10,877
Gaylord Entertainment Co.*	66	2,372
Genesco, Inc.*	57	2,137
Gentex Corp.	428	12,652
Genuine Parts Co.	500	25,670
G-III Apparel Group Ltd.*	44	1,547
Goodyear Tire & Rubber Co./The*	800	9,480
Grand Canyon Education, Inc.*	126	2,468
Group 1 Automotive, Inc.	62	2,589
Guess?, Inc.	186	8,802
H&R Block, Inc.	945	11,255
Hanesbrands, Inc.*	288	7,315
Harley-Davidson, Inc.	743	25,760
Harman International Industries, Inc.*	225	10,418
Harte-Hanks, Inc.	103	1,315
Hasbro, Inc.	400	18,872
Haverty Furniture Cos., Inc.	73	948
Helen of Troy Ltd.*	100	2,974
hhgregg, Inc.*	46	964
Hibbett Sports, Inc.*	79	2,915
Hillenbrand, Inc.	208	4,328
Home Depot, Inc.	5,275	184,941
HOT Topic, Inc.	200	1,254
Hovnanian Enterprises, Inc., Class A*	265	1,084
HSN, Inc.*	140	4,290
Hyatt Hotels Corp., Class A*	140	6,406
Iconix Brand Group, Inc.*	213	4,113
International Game Technology	962	17,018
International Speedway Corp., Class A	100	2,617
Interpublic Group of Cos., Inc./The*	1,520	16,142
Interval Leisure Group, Inc.*	140	2,260
iRobot Corp.*	82	2,040
Isle of Capri Casinos, Inc.*	100	1,022
ITT Educational Services, Inc.*	108	6,879
J. Crew Group, Inc.*	156	6,730
J.C. Penney Co., Inc.	16,595	536,184
Jack in the Box, Inc.*	183	3,867
Jakks Pacific, Inc.*	100	1,822
Jarden Corp.	264	8,150
Jo-Ann Stores, Inc.*	71	4,276
John Wiley & Sons, Inc., Class A	134	6,062
Johnson Controls, Inc.	2,132	81,442
Jones Group, Inc./The	262	4,071
JoS. A. Bank Clothiers, Inc.*	81	3,266
Journal Communications, Inc., Class A*	130	656
K12, Inc.*	62	1,777
KB Home	226	3,049
Kirkland's, Inc.*	55	772
Knology, Inc.*	90	1,407
Kohl's Corp.*	936	50,862
Krispy Kreme Doughnuts, Inc.*	200	1,396
K-Swiss, Inc., Class A*	100	1,247
Lamar Advertising Co., Class A*	165	6,574
Las Vegas Sands Corp.*	995	45,720
La-Z-Boy, Inc.*	200	1,804
Leapfrog Enterprises, Inc.*	100	555
Lear Corp.*	158	15,596
Leggett & Platt, Inc.	456	10,379
Lennar Corp., Class A	500	9,375
Liberty Global, Inc., Class A*	773	27,349
Liberty Media Corp. - Capital, Series A*	261	16,328
Liberty Media Corp. - Interactive, Class A*	1,859	29,316
Liberty Media Corp. - Starz, Series A*	160	10,637
Life Time Fitness, Inc.*	121	4,960
Limited Brands, Inc.	840	25,813
LIN TV Corp., Class A*	231	1,224
Lincoln Educational Services Corp.	48	744
Lions Gate Entertainment Corp.*	269	1,751
Live Nation Entertainment, Inc.*	480	5,482
Liz Claiborne, Inc.*	282	2,019
LKQ Corp.*	432	9,815
Lowe's Cos., Inc.	4,517	113,286
Lumber Liquidators Holdings, Inc.*	45	1,121
M/I Homes, Inc.*	82	1,261
Macy's, Inc.	1,339	33,877
Madison Square Garden, Inc., Class A*	191	4,924
Maidenform Brands, Inc.*	55	1,307
Marcus Corp.	100	1,327
Marriott International, Inc., Class A	841	34,935
Martha Stewart Living Omnimedia, Class A*	222	981
Mattel, Inc.	1,147	29,168
Matthews International Corp., Class A	100	3,498
McClatchy Co./The, Class A*	426	1,989
McDonald's Corp.	3,365	258,297
McGraw-Hill Cos., Inc./The	990	36,046
MDC Holdings, Inc.	136	3,913
Media General, Inc., Class A*	175	1,011
Mediacom Communications Corp., Class A*	200	1,692
Men's Wearhouse, Inc./The	153	3,822
Meredith Corp.	100	3,465
Meritage Homes Corp.*	128	2,842
MGM Resorts International*	1,000	14,850
Midas, Inc.*	100	811
Modine Manufacturing Co.*	125	1,938
Mohawk Industries, Inc.*	183	10,387
Monro Muffler Brake, Inc.	72	2,490
Morningstar, Inc.	60	3,185
Movado Group, Inc.*	100	1,614
Multimedia Games, Inc.*	100	558
National CineMedia, Inc.	119	2,369
NetFlix, Inc.*	127	22,314
New York Times Co./The, Class A*	488	4,782
Newell Rubbermaid, Inc.	1,000	18,180
News Corp., Class A	7,127	103,769
NIKE, Inc., Class B	1,115	95,243
Nordstrom, Inc.	521	22,080
Nutrisystem, Inc.	100	2,103
NVR, Inc.*	19	13,129
O'Charleys, Inc.*	100	720
Office Depot, Inc.*	861	4,649
OfficeMax, Inc.*	286	5,062
Omnicom Group, Inc.	10,764	492,991
Orbitz Worldwide, Inc.*	44	246
O'Reilly Automotive, Inc.*	438	26,464
Orient-Express Hotels Ltd., Class A*	308	4,001
Overstock.com, Inc.*	62	1,022
Oxford Industries, Inc.	56	1,434
P.F. Chang's China Bistro, Inc.	73	3,538
Pacific Sunwear of California, Inc.*	218	1,182
Panera Bread Co., Class A*	85	8,603
Papa John's International, Inc.*	56	1,551
Peet's Coffee & Tea, Inc.*	31	1,294
Penn National Gaming, Inc.*	200	7,030
Penske Automotive Group, Inc.*	117	2,038
PEP Boys-Manny Moe & Jack	200	2,686
Perry Ellis International, Inc.*	50	1,373
PetMed Express, Inc.	56	997
PetSmart, Inc.	340	13,539
Phillips-Van Heusen Corp.	163	10,271
Pier 1 Imports, Inc.*	400	4,200
Pinnacle Entertainment, Inc.*	166	2,327
Polaris Industries, Inc.	100	7,802
Polo Ralph Lauren Corp.	176	19,522
Pool Corp.	145	3,268
Pre-Paid Legal Services, Inc.*	32	1,928
priceline.com, Inc.*	154	61,531
PRIMEDIA, Inc.	83	349
Pulte Group, Inc.*	1,040	7,821
Quiksilver, Inc.*	357	1,810
RadioShack Corp.	399	7,378
RC2 Corp.*	76	1,655
Red Robin Gourmet Burgers, Inc.*	49	1,052
Regal Entertainment Group, Class A	271	3,182
Regis Corp.	200	3,320
Rent-A-Center, Inc.	200	6,456
Rentrak Corp.*	57	1,719
Retail Ventures, Inc.*	88	1,434
Ross Stores, Inc.	366	23,150
Royal Caribbean Cruises Ltd.*	475	22,325
Ruby Tuesday, Inc.*	183	2,390
Rue21, Inc.*	35	1,026
Ryland Group, Inc.	122	2,078
Saks, Inc.*	348	3,724
Sally Beauty Holdings, Inc.*	300	4,359
Scholastic Corp.	55	1,625
Scientific Games Corp., Class A*	206	2,052
Scripps Networks Interactive, Inc., Class A	272	14,076
Sears Holdings Corp.*	134	9,883
Select Comfort Corp.*	183	1,671
Service Corp. International	837	6,905
Shoe Carnival, Inc.*	51	1,377
Shuffle Master, Inc.*	240	2,748
Shutterfly, Inc.*	57	1,997
Signet Jewelers Ltd.*	263	11,414
Sinclair Broadcast Group, Inc., Class A	200	1,636
Sirius XM Radio, Inc.*	11,847	19,429
Skechers U.S.A., Inc., Class A*	100	2,000
Skyline Corp.	67	1,747
Smith & Wesson Holding Corp.*	298	1,115
Sonic Automotive, Inc., Class A	80	1,059
Sonic Corp.*	200	2,024
Sotheby's	200	9,000
Spartan Motors, Inc.	225	1,370
Speedway Motorsports, Inc.	19	291
Stage Stores, Inc.	150	2,601
Standard Motor Products, Inc.	116	1,589
Standard Pacific Corp.*	260	1,196
Stanley Black & Decker, Inc.	501	33,502
Staples, Inc.	2,270	51,688
Starbucks Corp.	2,348	75,441
Starwood Hotels & Resorts Worldwide, Inc.	581	35,313
Stein Mart, Inc.	129	1,193
Steiner Leisure Ltd.*	30	1,401
Steven Madden Ltd.*	75	3,129
Stewart Enterprises, Inc., Class A	191	1,278
Strayer Education, Inc.	44	6,698
Sturm Ruger & Co., Inc.	95	1,453
Superior Industries International, Inc.	100	2,122
SuperMedia, Inc.*	71	618
Systemax, Inc.*	52	733
Talbots, Inc.*	262	2,232
Target Corp.	2,274	136,736
Tempur-Pedic International, Inc.*	232	9,294
Tenneco, Inc.*	191	7,862
Tesla Motors, Inc.*	73	1,944
Texas Roadhouse, Inc.*	200	3,434
Thomson Reuters Corp.	1,160	43,233
Thor Industries, Inc.	100	3,396
Tiffany & Co.	400	24,908
Timberland Co./The, Class A*	127	3,123
Time Warner Cable, Inc.	1,111	73,359
Time Warner, Inc.	3,495	112,434
TJX Cos., Inc./The	1,258	55,843
Toll Brothers, Inc.*	460	8,740
Tractor Supply Co.	240	11,638
True Religion Apparel, Inc.*	100	2,226
TRW Automotive Holdings Corp.*	238	12,543
Tuesday Morning Corp.*	177	935
Tupperware Brands Corp.	200	9,534
Ulta Salon Cosmetics & Fragrance, Inc.*	83	2,822
Under Armour, Inc., Class A*	100	5,484
Universal Electronics, Inc.*	53	1,504
Universal Technical Institute, Inc.	47	1,035
Urban Outfitters, Inc.*	400	14,324
V.F. Corp.	278	23,958
Vail Resorts, Inc.*	128	6,661
Valassis Communications, Inc.*	152	4,917
Viacom, Inc., Class B	1,928	76,368
Virgin Media, Inc.	1,011	27,540
Vitamin Shoppe, Inc.*	53	1,783
Volcom, Inc.	60	1,132
Walt Disney Co./The	6,116	229,411
Warnaco Group, Inc./The*	144	7,930
Warner Music Group Corp.*	361	2,032
Washington Post Co./The, Class B	19	8,350
Weight Watchers International, Inc.	105	3,936
Wendy's/Arby's Group, Inc., Class A	709	3,276
Wet Seal, Inc./The, Class A*	244	903
Weyco Group, Inc.	52	1,273
Whirlpool Corp.	235	20,875
Williams-Sonoma, Inc.	297	10,600
Winnebago Industries, Inc.*	81	1,231
WMS Industries, Inc.*	194	8,777
Wolverine World Wide, Inc.	152	4,846
World Wrestling Entertainment, Inc., Class A	71	1,011
Wyndham Worldwide Corp.	554	16,598
Wynn Resorts Ltd.	237	24,610
Yum! Brands, Inc.	1,467	71,956
Zumiez, Inc.*	56	1,505
		6,345,982
Consumer Staples — 2.2%
Alberto-Culver Co.	254	9,408
Alliance One International, Inc.*	300	1,272
Altria Group, Inc.	6,500	160,030
Andersons, Inc./The	46	1,672
Archer-Daniels-Midland Co.	2,017	60,671
Avon Products, Inc.	3,473	100,925
B&G Foods, Inc.	117	1,606
BJ's Wholesale Club, Inc.*	167	7,999
Boston Beer Co., Inc., Class A*	24	2,282
Brown-Forman Corp., Class B	321	22,348
Bunge Ltd.	456	29,877
Cal-Maine Foods, Inc.	37	1,168
Campbell Soup Co.	569	19,773
Casey's General Stores, Inc.	153	6,504
Central European Distribution Corp.*	196	4,488
Central Garden and Pet Co., Class A*	200	1,976
Chiquita Brands International, Inc.*	176	2,468
Church & Dwight Co., Inc.	225	15,530
Clorox Co.	450	28,476
Coca-Cola Bottling Co. Consolidated	21	1,167
Coca-Cola Co./The	6,592	433,556
Coca-Cola Enterprises, Inc.	980	24,529
Colgate-Palmolive Co.	1,519	122,082
ConAgra Foods, Inc.	1,352	30,528
Constellation Brands, Inc., Class A*	609	13,489
Corn Products International, Inc.	237	10,902
Costco Wholesale Corp.	1,373	99,144
CVS Caremark Corp.	4,256	147,981
Darling International, Inc.*	300	3,984
Dean Foods Co.*	575	5,083
Del Monte Foods Co.	617	11,600
Diamond Foods, Inc.	65	3,457
Dole Food Co., Inc.*	104	1,405
Dr Pepper Snapple Group, Inc.	749	26,335
Elizabeth Arden, Inc.*	100	2,301
Energizer Holdings, Inc.*	212	15,455
Estee Lauder Cos., Inc./The, Class A	349	28,164
Flowers Foods, Inc.	248	6,674
Fresh Del Monte Produce, Inc.	100	2,495
Fresh Market, Inc./The*	50	2,060
General Mills, Inc.	2,047	72,853
Green Mountain Coffee Roasters, Inc.*	327	10,745
H.J. Heinz Co.	1,000	49,460
Hain Celestial Group, Inc./The*	100	2,706
Hansen Natural Corp.*	228	11,920
Harbinger Group, Inc.*	119	737
Heckmann Corp.*	205	1,031
Herbalife Ltd.	182	12,443
Hershey Co./The	462	21,783
Hormel Foods Corp.	346	17,736
Imperial Sugar Co.	74	989
Ingles Markets, Inc., Class A	79	1,517
Inter Parfums, Inc.	81	1,527
J&J Snack Foods Corp.	38	1,833
J.M. Smucker Co./The	380	24,947
Kellogg Co.	800	40,864
Kimberly-Clark Corp.	1,276	80,439
Kraft Foods, Inc., Class A	5,005	157,708
Kroger Co./The	1,969	44,027
Lancaster Colony Corp.	64	3,661
Lorillard, Inc.	468	38,404
McCormick & Co., Inc.	507	23,591
Mead Johnson Nutrition Co.	619	38,533
Medifast, Inc.*	46	1,329
Molson Coors Brewing Co., Class B	400	20,076
Nash Finch Co.	26	1,105
Nu Skin Enterprises, Inc., Class A	156	4,721
Pantry, Inc./The*	100	1,986
PepsiCo, Inc.	5,048	329,786
Philip Morris International, Inc.	5,786	338,655
Pilgrim's Pride Corp.*	267	1,893
Prestige Brands Holdings, Inc.*	100	1,195
Pricesmart, Inc.	52	1,978
Procter & Gamble Co./The	8,971	577,104
Ralcorp Holdings, Inc.*	177	11,507
Revlon, Inc., Class A*	80	787
Reynolds American, Inc.	1,050	34,251
Rite Aid Corp.*	2,530	2,235
Ruddick Corp.	128	4,716
Safeway, Inc.	1,225	27,550
Sanderson Farms, Inc.	61	2,388
Sara Lee Corp.	2,032	35,580
Seneca Foods Corp., Class A*	42	1,133
Smart Balance, Inc.*	300	1,299
Smithfield Foods, Inc.*	422	8,706
Snyders-Lance, Inc.	100	2,344
Spartan Stores, Inc.	100	1,695
Spectrum Brands Holdings, Inc.*	68	2,120
Star Scientific, Inc.*	417	813
SUPERVALU, Inc.	673	6,481
Synutra International, Inc.*	53	713
SYSCO Corp.	1,813	53,302
Tootsie Roll Industries, Inc.	70	2,028
TreeHouse Foods, Inc.*	100	5,109
Tyson Foods, Inc., Class A	925	15,929
United Natural Foods, Inc.*	131	4,805
Universal Corp.	72	2,930
USANA Health Sciences, Inc.*	38	1,651
Vector Group Ltd.	132	2,286
Village Super Market, Inc., Class A	43	1,419
Walgreen Co.	3,073	119,724
Wal-Mart Stores, Inc.	6,101	329,027
WD-40 Co.	29	1,168
Weis Markets, Inc.	34	1,371
Whole Foods Market, Inc.*	432	21,855
Winn-Dixie Stores, Inc.*	194	1,391
		4,118,459
Energy — 3.6%
Abraxas Petroleum Corp.*	512	2,340
Allis-Chalmers Energy, Inc.*	307	2,177
Alpha Natural Resources, Inc.*	391	23,472
Amyris, Inc.*	140	3,735
Anadarko Petroleum Corp.	1,543	117,515
Apache Corp.	3,913	466,547
Apco Oil and Gas International, Inc.	47	2,702
Arch Coal, Inc.	500	17,530
Atlas Energy, Inc.*	273	12,004
ATP Oil & Gas Corp.*	100	1,674
Atwood Oceanics, Inc.*	166	6,203
Baker Hughes, Inc.	1,352	77,294
Basic Energy Services, Inc.*	100	1,648
Berry Petroleum Co., Class A	167	7,298
Bill Barrett Corp.*	120	4,936
BP plc ADR	10,600	468,202
BPZ Resources, Inc.*	254	1,209
Brigham Exploration Co.*	410	11,168
Bristow Group, Inc.*	100	4,735
Cabot Oil & Gas Corp.	332	12,566
Cal Dive International, Inc.*	161	913
Cameron International Corp.*	768	38,961
CARBO Ceramics, Inc.	60	6,212
Carrizo Oil & Gas, Inc.*	100	3,449
Cheniere Energy, Inc.*	539	2,975
Chesapeake Energy Corp.	1,990	51,561
Chevron Corp.	6,259	571,134
Cimarex Energy Co.	267	23,637
Clayton Williams Energy, Inc.*	32	2,687
Clean Energy Fuels Corp.*	107	1,481
Cloud Peak Energy, Inc.*	73	1,696
Cobalt International Energy, Inc.*	217	2,650
Complete Production Services, Inc.*	308	9,101
Comstock Resources, Inc.*	142	3,488
Concho Resources, Inc.*	356	31,211
ConocoPhillips	4,629	315,235
Consol Energy, Inc.	724	35,288
Contango Oil & Gas Co.*	32	1,854
Continental Resources, Inc.*	100	5,885
Core Laboratories N.V.	136	12,111
Crosstex Energy, Inc.	133	1,178
CVR Energy, Inc.*	134	2,034
Dawson Geophysical Co.*	40	1,276
Delta Petroleum Corp.*	754	573
Denbury Resources, Inc.*	1,253	23,920
Devon Energy Corp.	1,400	109,914
Diamond Offshore Drilling, Inc.	217	14,511
Dresser-Rand Group, Inc.*	243	10,349
Dril-Quip, Inc.*	137	10,648
El Paso Corp.	2,220	30,547
Energy Partners Ltd.*	151	2,244
Energy XXI Bermuda Ltd.*	136	3,763
EOG Resources, Inc.	787	71,940
EQT Corp.	460	20,626
EXCO Resources, Inc.	463	8,991
Exterran Holdings, Inc.*	189	4,527
Exxon Mobil Corp.	25,447	1,860,685
FMC Technologies, Inc.*	385	34,230
Forest Oil Corp.*	349	13,252
Frontier Oil Corp.*	315	5,673
Frontline Ltd.	158	4,008
FX Energy, Inc.*	338	2,079
General Maritime Corp.	154	500
Global Industries Ltd.*	294	2,037
GMX Resources, Inc.*	141	778
Golar LNG Ltd.	96	1,441
Goodrich Petroleum Corp.*	100	1,764
Gulf Island Fabrication, Inc.	56	1,578
Gulfmark Offshore, Inc., Class A*	47	1,429
Gulfport Energy Corp.*	88	1,905
Halliburton Co.	2,834	115,712
Harvest Natural Resources, Inc.*	100	1,217
Helix Energy Solutions Group, Inc.*	320	3,885
Helmerich & Payne, Inc.	289	14,011
Hercules Offshore, Inc.*	275	951
Hess Corp.	951	72,790
Holly Corp.	137	5,585
Hornbeck Offshore Services, Inc.*	100	2,088
International Coal Group, Inc.*	400	3,096
ION Geophysical Corp.*	300	2,544
James River Coal Co.*	68	1,722
Key Energy Services, Inc.*	356	4,621
Knightsbridge Tankers Ltd.	71	1,581
Kodiak Oil & Gas Corp.*	553	3,650
Lufkin Industries, Inc.	94	5,865
Magnum Hunter Resources Corp.*	428	3,082
Marathon Oil Corp.	2,180	80,725
Massey Energy Co.	311	16,685
Matrix Service Co.*	100	1,218
McDermott International, Inc.*	745	15,414
McMoRan Exploration Co.*	273	4,679
Murphy Oil Corp.	600	44,730
Nabors Industries Ltd.*	900	21,114
National Oilwell Varco, Inc.	1,315	88,434
Natural Gas Services Group, Inc.*	72	1,362
Newfield Exploration Co.*	420	30,286
Newpark Resources, Inc.*	300	1,848
Noble Energy, Inc.	545	46,914
Nordic American Tanker Shipping	139	3,617
Northern Oil and Gas, Inc.*	94	2,558
Oasis Petroleum, Inc.*	131	3,553
Occidental Petroleum Corp.	2,538	248,978
Oceaneering International, Inc.*	177	13,032
Oil States International, Inc.*	160	10,254
Overseas Shipholding Group, Inc.	72	2,550
OYO Geospace Corp.*	26	2,577
Panhandle Oil and Gas, Inc., Class A	52	1,426
Parker Drilling Co.*	300	1,371
Patriot Coal Corp.*	229	4,436
Patterson-UTI Energy, Inc.	479	10,322
Peabody Energy Corp.	850	54,383
Penn Virginia Corp.	136	2,288
Petrohawk Energy Corp.*	878	16,023
Petroleum Development Corp.*	43	1,815
Petroquest Energy, Inc.*	100	753
PHI, Inc.*	54	1,017
Pioneer Drilling Co.*	100	881
Pioneer Natural Resources Co.	362	31,429
Plains Exploration & Production Co.*	461	14,817
Pride International, Inc.*	541	17,853
QEP Resources, Inc.	518	18,809
Quicksilver Resources, Inc.*	400	5,896
Range Resources Corp.	498	22,400
Rentech, Inc.*	971	1,185
Resolute Energy Corp.*	147	2,170
Rex Energy Corp.*	95	1,297
Rosetta Resources, Inc.*	152	5,721
Rowan Cos., Inc.*	340	11,869
RPC, Inc.	112	2,029
SandRidge Energy, Inc.*	1,035	7,576
Schlumberger Ltd.	4,257	355,459
Scorpio Tankers, Inc.*	221	2,234
SEACOR Holdings, Inc.	64	6,470
Seahawk Drilling, Inc.*	32	286
Ship Finance International Ltd.	128	2,755
SM Energy Co.	200	11,786
Southern Union Co.	367	8,834
Southwestern Energy Co.*	1,094	40,948
Spectra Energy Corp.	2,039	50,955
Stone Energy Corp.*	122	2,719
Sunoco, Inc.	361	14,552
Superior Energy Services, Inc.*	246	8,608
Swift Energy Co.*	136	5,324
T-3 Energy Services, Inc.*	46	1,832
Teekay Corp.	122	4,036
Teekay Tankers Ltd., Class A	121	1,493
Tesco Corp.*	155	2,461
Tesoro Corp.*	429	7,954
Tetra Technologies, Inc.*	218	2,588
Tidewater, Inc.	171	9,207
TransAtlantic Petroleum Ltd.*	563	1,875
Ultra Petroleum Corp.*	463	22,117
Unit Corp.*	131	6,089
Uranium Energy Corp.*	350	2,114
USEC, Inc.*	300	1,806
Vaalco Energy, Inc.*	200	1,432
Valero Energy Corp.	13,858	320,397
Venoco, Inc.*	80	1,476
W&T Offshore, Inc.	100	1,787
Warren Resources, Inc.*	200	904
Weatherford International Ltd.*	2,363	53,876
Western Refining, Inc.*	100	1,058
Whiting Petroleum Corp.*	180	21,094
Willbros Group, Inc.*	100	982
Williams Cos., Inc./The	1,850	45,732
World Fuel Services Corp.	200	7,232
		6,766,050
Financials — 6.6%
1st Source Corp.	69	1,397
Acadia Realty Trust REIT	104	1,897
ACE Ltd.	8,110	504,848
Advance America Cash Advance Centers, Inc.	191	1,077
Affiliated Managers Group, Inc.*	155	15,379
Aflac, Inc.	1,484	83,742
Alexander's, Inc. REIT	6	2,474
Alexandria Real Estate Equities, Inc. REIT	168	12,308
Alleghany Corp.*	16	4,902
Allied World Assurance Co. Holdings Ltd.	143	8,500
Allstate Corp./The	11,403	363,528
Alterra Capital Holdings Ltd.	261	5,648
AMB Property Corp. REIT	486	15,411
American Campus Communities, Inc. REIT	158	5,018
American Capital Agency Corp. REIT	127	3,650
American Capital Ltd.*	1,204	9,102
American Equity Investment Life Holding Co.	213	2,673
American Express Co.	3,430	147,216
American Financial Group, Inc./OH	258	8,331
American International Group, Inc.*	392	22,587
American National Bankshares, Inc.	62	1,460
American National Insurance Co.	14	1,199
American Safety Insurance Holdings Ltd.*	75	1,604
Ameriprise Financial, Inc.	805	46,328
Ameris Bancorp*	228	2,403
AMERISAFE, Inc.*	75	1,312
Amtrust Financial Services, Inc.	86	1,505
Annaly Capital Management, Inc. REIT	1,910	34,227
Anworth Mortgage Asset Corp. REIT	380	2,660
AON Corp.	1,006	46,286
Apartment Investment & Management Co., Class A REIT	400	10,336
Apollo Commercial Real Estate Finance, Inc. REIT	68	1,112
Apollo Investment Corp.	616	6,819
Arch Capital Group Ltd.*	166	14,616
Ares Capital Corp.	609	10,036
Argo Group International Holdings Ltd.	101	3,782
Arthur J. Gallagher & Co.	292	8,491
Artio Global Investors, Inc.	100	1,475
Ashford Hospitality Trust, Inc. REIT*	157	1,515
Aspen Insurance Holdings Ltd.	257	7,355
Associated Banc-Corp	969	14,680
Associated Estates Realty Corp. REIT	88	1,346
Assurant, Inc.	365	14,060
Assured Guaranty Ltd.	553	9,788
Astoria Financial Corp.	300	4,173
AvalonBay Communities, Inc. REIT	263	29,601
Avatar Holdings, Inc.*	57	1,130
Axis Capital Holdings Ltd.	14,200	509,496
Bancfirst Corp.	28	1,153
Banco Latinoamericano de Comercio Exterior S.A., Class E	82	1,514
Bancorp, Inc./DE*	135	1,373
BancorpSouth, Inc.	348	5,551
Bank Mutual Corp.	750	3,585
Bank of America Corp.	38,050	507,587
Bank of Hawaii Corp.	153	7,223
Bank of New York Mellon Corp./The	4,012	121,162
Bank of the Ozarks, Inc.	60	2,601
BankFinancial Corp.	100	975
BB&T Corp.	2,295	60,336
Beneficial Mutual Bancorp, Inc.*	126	1,113
Berkshire Hathaway, Inc., Class B*	5,385	431,392
BGC Partners, Inc., Class A	192	1,596
BioMed Realty Trust, Inc. REIT	400	7,460
BlackRock Kelso Capital Corp.	193	2,135
BlackRock, Inc.	300	57,174
BOK Financial Corp.	111	5,927
Boston Private Financial Holdings, Inc.	165	1,081
Boston Properties, Inc. REIT	444	38,228
Brandywine Realty Trust REIT	400	4,660
BRE Properties, Inc. REIT	208	9,048
Brookline Bancorp, Inc.	200	2,170
Brown & Brown, Inc.	400	9,576
Bryn Mawr Bank Corp.	66	1,152
Calamos Asset Management, Inc., Class A	85	1,190
Camden National Corp.	36	1,304
Camden Property Trust REIT	220	11,876
Capital City Bank Group, Inc.	84	1,058
Capital One Financial Corp.	1,478	62,904
Capital Southwest Corp.	13	1,349
CapitalSource, Inc.	1,300	9,230
Capitol Federal Financial, Inc.	154	1,833
CapLease, Inc. REIT	219	1,275
Capstead Mortgage Corp. REIT	200	2,518
Cardinal Financial Corp.	115	1,337
Cash America International, Inc.	176	6,500
Cathay General Bancorp	297	4,960
CB Richard Ellis Group, Inc., Class A*	870	17,818
CBL & Associates Properties, Inc. REIT	425	7,438
Cedar Shopping Centers, Inc. REIT	100	629
CenterState Banks, Inc.	96	760
Charles Schwab Corp./The	3,123	53,435
Chemical Financial Corp.	127	2,813
Chesapeake Lodging Trust REIT	63	1,185
Chimera Investment Corp. REIT	2,771	11,389
Chubb Corp.	1,011	60,296
Cincinnati Financial Corp.	458	14,514
CIT Group, Inc.*	614	28,919
Citigroup, Inc.*	148,112	700,570
Citizens & Northern Corp.	100	1,486
Citizens Republic Bancorp, Inc.*	972	598
Citizens, Inc./TX*	171	1,274
City Holding Co.	55	1,993
City National Corp./CA	142	8,713
CME Group, Inc.	201	64,672
CNA Financial Corp.*	95	2,570
CNA Surety Corp.*	69	1,634
CNB Financial Corp./PA	79	1,170
CNO Financial Group, Inc.*	737	4,997
CoBiz Financial, Inc.	192	1,167
Cogdell Spencer, Inc. REIT	153	887
Cohen & Steers, Inc.	47	1,227
Colonial Properties Trust REIT	200	3,610
Colony Financial, Inc. REIT	61	1,221
Columbia Banking System, Inc.	149	3,138
Comerica, Inc.	591	24,964
Commerce Bancshares, Inc./MO	282	11,204
CommonWealth REIT REIT	196	5,000
Community Bank System, Inc.	129	3,582
Community Trust Bancorp, Inc.	83	2,404
Compass Diversified Holdings	77	1,362
Consolidated-Tomoka Land Co.	38	1,098
Corporate Office Properties Trust REIT	171	5,976
Cousins Properties, Inc. REIT	193	1,610
Credit Acceptance Corp.*	37	2,322
CreXus Investment Corp. REIT	92	1,205
Cullen/Frost Bankers, Inc.	171	10,452
CVB Financial Corp.	463	4,014
Danvers Bancorp, Inc.	86	1,520
DCT Industrial Trust, Inc. REIT	720	3,823
Delphi Financial Group, Inc., Class A	150	4,326
Developers Diversified Realty Corp. REIT	660	9,299
Diamond Hill Investment Group, Inc.	18	1,302
DiamondRock Hospitality Co. REIT*	413	4,956
Digital Realty Trust, Inc. REIT	276	14,225
Dime Community Bancshares, Inc.	100	1,459
Discover Financial Services	1,642	30,426
Dollar Financial Corp.*	100	2,863
Donegal Group, Inc., Class A	84	1,216
Douglas Emmett, Inc. REIT	384	6,374
Duff & Phelps Corp., Class A	72	1,214
Duke Realty Corp. REIT	714	8,896
DuPont Fabros Technology, Inc. REIT	156	3,318
E*Trade Financial Corp.*	665	10,640
Eagle Bancorp, Inc.*	101	1,457
East West Bancorp, Inc.	540	10,557
EastGroup Properties, Inc. REIT	100	4,232
Eaton Vance Corp.	366	11,064
Education Realty Trust, Inc. REIT	295	2,292
eHealth, Inc.*	100	1,419
Employers Holdings, Inc.	117	2,045
Encore Capital Group, Inc.*	71	1,665
Endurance Specialty Holdings Ltd.	146	6,726
Enstar Group Ltd.*	15	1,269
Entertainment Properties Trust REIT	136	6,290
Equity Lifestyle Properties, Inc. REIT	78	4,363
Equity One, Inc. REIT	100	1,818
Equity Residential REIT	870	45,197
Erie Indemnity Co., Class A	100	6,547
Essex Property Trust, Inc. REIT	87	9,937
Evercore Partners, Inc., Class A	41	1,394
Everest Re Group Ltd.	190	16,116
Excel Trust, Inc. REIT	167	2,021
Extra Space Storage, Inc. REIT	300	5,220
Ezcorp, Inc., Class A*	157	4,259
FBL Financial Group, Inc., Class A	33	946
Federal Realty Investment Trust REIT	192	14,963
Federated Investors, Inc., Class B	260	6,804
FelCor Lodging Trust, Inc. REIT*	166	1,169
Fidelity National Financial, Inc., Class A	22,818	312,150
Fifth Street Finance Corp.	103	1,250
Fifth Third Bancorp	2,577	37,830
Financial Institutions, Inc.	80	1,518
First American Financial Corp.	323	4,826
First Bancorp, Inc./ME	78	1,232
First BanCorp/Puerto Rico*	200	92
First Bancorp/Troy NC	85	1,301
First Busey Corp.	200	940
First Cash Financial Services, Inc.*	100	3,099
First Citizens BancShares, Inc./NC, Class A	23	4,348
First Commonwealth Financial Corp.	300	2,124
First Community Bancshares, Inc./VA	97	1,449
First Financial Bancorp	262	4,842
First Financial Bankshares, Inc.	140	7,165
First Financial Corp./IN	41	1,441
First Financial Holdings, Inc.	79	909
First Horizon National Corp.*	889	10,470
First Industrial Realty Trust, Inc. REIT*	137	1,200
First Marblehead Corp./The*	441	957
First Merchants Corp.	100	886
First Midwest Bancorp, Inc./IL	252	2,903
First Niagara Financial Group, Inc.	649	9,073
First of Long Island Corp./The	51	1,474
First Potomac Realty Trust REIT	100	1,682
FirstMerit Corp.	451	8,925
Flagstar Bancorp, Inc.*	24	39
Flagstone Reinsurance Holdings S.A.	109	1,373
Flushing Financial Corp.	100	1,400
FNB Corp./PA	480	4,714
Forest City Enterprises, Inc., Class A*	380	6,342
Forestar Group, Inc.*	90	1,737
FPIC Insurance Group, Inc.*	44	1,626
Franklin Resources, Inc.	468	52,046
Franklin Street Properties Corp. REIT	200	2,850
Fulton Financial Corp.	810	8,375
GAMCO Investors, Inc., Class A	26	1,248
General Growth Properties, Inc. REIT	1,045	16,177
Genworth Financial, Inc., Class A*	1,532	20,130
German American Bancorp, Inc.	80	1,473
Getty Realty Corp. REIT	27	845
GFI Group, Inc.	221	1,036
Glacier Bancorp, Inc.	297	4,488
Gladstone Capital Corp.	101	1,164
Gladstone Investment Corp.	202	1,545
Gleacher & Co., Inc.*	294	697
Glimcher Realty Trust REIT	377	3,167
Global Indemnity plc*	62	1,268
Goldman Sachs Group, Inc./The	3,477	584,692
Government Properties Income Trust REIT	46	1,232
Greenhill & Co., Inc.	97	7,923
Greenlight Capital Re Ltd., Class A*	100	2,681
Hancock Holding Co.	169	5,891
Hanover Insurance Group, Inc./The	124	5,793
Harleysville Group, Inc.	40	1,470
Harris & Harris Group, Inc.*	253	1,108
Hartford Financial Services Group, Inc.	9,826	260,291
Hatteras Financial Corp. REIT	100	3,027
HCC Insurance Holdings, Inc.	374	10,824
HCP, Inc. REIT	979	36,017
Health Care REIT, Inc. REIT	407	19,389
Healthcare Realty Trust, Inc. REIT	200	4,234
Heartland Financial USA, Inc.	75	1,310
Hercules Technology Growth Capital, Inc.	118	1,222
Heritage Financial Corp./WA*	80	1,114
Hersha Hospitality Trust REIT	312	2,059
Highwoods Properties, Inc. REIT	238	7,580
Hilltop Holdings, Inc.*	124	1,230
Home Bancorp, Inc.*	88	1,216
Home Bancshares, Inc./AR	120	2,644
Home Federal Bancorp, Inc./ID	84	1,031
Home Properties, Inc. REIT	139	7,713
Horace Mann Educators Corp.	100	1,804
Hospitality Properties Trust REIT	400	9,216
Host Hotels & Resorts, Inc. REIT	2,066	36,919
Howard Hughes Corp./The*	73	3,973
Hudson City Bancorp, Inc.	1,610	20,511
Hudson Valley Holding Corp.	91	2,253
Huntington Bancshares, Inc./OH	2,684	18,439
Iberiabank Corp.	79	4,671
Independent Bank Corp./MA	65	1,758
Infinity Property & Casualty Corp.	37	2,287
Inland Real Estate Corp. REIT	200	1,760
Interactive Brokers Group, Inc., Class A	100	1,782
IntercontinentalExchange, Inc.*	230	27,405
International Assets Holding Corp.*	80	1,888
International Bancshares Corp.	281	5,628
Internet Capital Group, Inc.*	100	1,422
Invesco Ltd.	1,436	34,550
Invesco Mortgage Capital, Inc. REIT	161	3,516
Investment Technology Group, Inc.*	118	1,932
Investors Bancorp, Inc.*	154	2,020
Investors Real Estate Trust REIT	200	1,794
iStar Financial, Inc. REIT*	263	2,057
Janus Capital Group, Inc.	543	7,043
Jefferies Group, Inc.	365	9,720
Jones Lang LaSalle, Inc.	129	10,826
JPMorgan Chase & Co.	20,850	884,457
KBW, Inc.	100	2,792
Kearny Financial Corp.	115	989
KeyCorp	2,701	23,904
Kilroy Realty Corp. REIT	137	4,996
Kimco Realty Corp. REIT	1,285	23,181
Kite Realty Group Trust REIT	100	541
Knight Capital Group, Inc., Class A*	280	3,861
LaBranche & Co., Inc.*	100	360
Lakeland Bancorp, Inc.	110	1,207
Lakeland Financial Corp.	63	1,352
LaSalle Hotel Properties REIT	217	5,729
Lazard Ltd., Class A	300	11,847
Legg Mason, Inc.	505	18,316
Leucadia National Corp.	600	17,508
Lexington Realty Trust REIT	341	2,711
Liberty Property Trust REIT	369	11,778
Lincoln National Corp.	970	26,976
Loews Corp.	961	37,393
LPL Investment Holdings, Inc.*	55	2,000
LTC Properties, Inc. REIT	75	2,106
M&T Bank Corp.	286	24,896
Macerich Co./The REIT	414	19,611
Mack-Cali Realty Corp. REIT	259	8,563
Maiden Holdings Ltd.	166	1,305
Main Street Capital Corp.	77	1,401
MainSource Financial Group, Inc.	170	1,770
Markel Corp.*	30	11,344
MarketAxess Holdings, Inc.	77	1,602
Marsh & McLennan Cos., Inc.	1,666	45,548
Marshall & Ilsley Corp.	1,850	12,802
MB Financial, Inc.	307	5,317
MBIA, Inc.*	400	4,796
MCG Capital Corp.	220	1,533
Meadowbrook Insurance Group, Inc.	155	1,589
Medical Properties Trust, Inc. REIT	333	3,606
Mercury General Corp.	73	3,140
MetLife, Inc.	6,416	285,127
Metro Bancorp, Inc.*	85	936
MF Global Holdings Ltd.*	452	3,779
MFA Financial, Inc. REIT	929	7,581
MGIC Investment Corp.*	669	6,817
Mid-America Apartment Communities, Inc. REIT	100	6,349
Montpelier Re Holdings Ltd.	203	4,048
Moody's Corp.	662	17,569
Morgan Stanley	13,750	374,138
MPG Office Trust, Inc. REIT*	848	2,332
MSCI, Inc., Class A*	317	12,350
MVC Capital, Inc.	90	1,314
Nara Bancorp, Inc.*	135	1,326
NASDAQ OMX Group, Inc./The*	440	10,432
National Bankshares, Inc.	44	1,386
National Financial Partners Corp.*	109	1,461
National Health Investors, Inc. REIT	250	11,255
National Penn Bancshares, Inc.	390	3,132
National Retail Properties, Inc. REIT	248	6,572
National Western Life Insurance Co., Class A	5	834
Nationwide Health Properties, Inc. REIT	366	13,315
Navigators Group, Inc./The*	31	1,561
NBT Bancorp, Inc.	130	3,140
Nelnet, Inc., Class A	165	3,909
New York Community Bancorp, Inc.	1,328	25,033
NewAlliance Bancshares, Inc.	303	4,539
Newcastle Investment Corp. REIT*	503	3,370
NGP Capital Resources Co.	167	1,536
Northern Trust Corp.	837	46,378
Northfield Bancorp, Inc.	83	1,106
NorthStar Realty Finance Corp. REIT	217	1,031
Northwest Bancshares, Inc.	279	3,281
NYSE Euronext	817	24,494
OceanFirst Financial Corp.	105	1,351
Ocwen Financial Corp.*	192	1,832
Old National Bancorp/IN	506	6,016
Old Republic International Corp.	884	12,049
Omega Healthcare Investors, Inc. REIT	300	6,732
OmniAmerican Bancorp, Inc.*	104	1,409
OneBeacon Insurance Group Ltd., Class A	73	1,107
Oppenheimer Holdings, Inc., Class A	44	1,153
optionsXpress Holdings, Inc.	108	1,692
Oriental Financial Group, Inc.	150	1,874
Oritani Financial Corp.	160	1,958
Orrstown Financial Services, Inc.	47	1,288
PacWest Bancorp	100	2,138
Park National Corp.	40	2,907
Parkway Properties, Inc. REIT	100	1,752
PartnerRe Ltd.	235	18,882
Pebblebrook Hotel Trust REIT	146	2,967
PennantPark Investment Corp.	121	1,481
Pennsylvania Real Estate Investment Trust REIT	226	3,284
PennyMac Mortgage Investment Trust REIT	71	1,289
Penson Worldwide, Inc.*	119	582
Peoples Bancorp, Inc./OH	73	1,142
People's United Financial, Inc.	1,469	20,581
PHH Corp.*	169	3,912
Phoenix Cos., Inc./The*	351	892
Pico Holdings, Inc.*	62	1,972
Piedmont Office Realty Trust, Inc., Class A REIT	148	2,981
Pinnacle Financial Partners, Inc.*	100	1,358
Piper Jaffray Cos.*	54	1,891
Platinum Underwriters Holdings Ltd.	158	7,105
Plum Creek Timber Co., Inc. REIT	500	18,725
PMI Group, Inc./The*	735	2,426
PNC Financial Services Group, Inc.	9,633	584,916
Popular, Inc.*	3,500	10,990
Portfolio Recovery Associates, Inc.*	46	3,459
Post Properties, Inc. REIT	148	5,372
Potlatch Corp. REIT	138	4,492
Presidential Life Corp.	100	993
Primerica, Inc.	86	2,086
Principal Financial Group, Inc.	1,005	32,723
PrivateBancorp, Inc.	184	2,646
ProAssurance Corp.*	100	6,060
Progressive Corp./The	2,075	41,230
ProLogis REIT	1,583	22,859
Prospect Capital Corp.	223	2,408
Prosperity Bancshares, Inc.	188	7,385
Protective Life Corp.	268	7,140
Provident Financial Services, Inc.	200	3,026
Provident New York Bancorp	100	1,049
Prudential Financial, Inc.	1,451	85,188
PS Business Parks, Inc. REIT	61	3,399
Public Storage REIT	451	45,740
Radian Group, Inc.	476	3,841
RAIT Financial Trust REIT*	549	1,202
Ramco-Gershenson Properties Trust REIT	104	1,295
Raymond James Financial, Inc.	300	9,810
Rayonier, Inc. REIT	255	13,393
Realty Income Corp. REIT	344	11,765
Redwood Trust, Inc. REIT	200	2,986
Regency Centers Corp. REIT	218	9,208
Regions Financial Corp.	4,306	30,142
Reinsurance Group of America, Inc.	200	10,742
RenaissanceRe Holdings Ltd.	168	10,700
Renasant Corp.	100	1,691
Republic Bancorp, Inc./KY, Class A	63	1,496
Resource Capital Corp. REIT	167	1,232
Retail Opportunity Investments Corp. REIT	193	1,913
RLI Corp.	57	2,996
S&T Bancorp, Inc.	100	2,259
Sabra Healthcare REIT, Inc. REIT	66	1,214
Safeguard Scientifics, Inc.*	90	1,537
Safety Insurance Group, Inc.	32	1,522
Sandy Spring Bancorp, Inc.	100	1,843
Saul Centers, Inc. REIT	16	758
SCBT Financial Corp.	83	2,718
SeaBright Holdings, Inc.	110	1,014
SEI Investments Co.	469	11,158
Selective Insurance Group, Inc.	200	3,630
Senior Housing Properties Trust REIT	400	8,776
Signature Bank/NY*	123	6,150
Simmons First National Corp., Class A	53	1,511
Simon Property Group, Inc. REIT	936	93,123
SL Green Realty Corp. REIT	247	16,675
SLM Corp.*	1,768	22,259
Southside Bancshares, Inc.	58	1,222
Southwest Bancorp, Inc./OK*	133	1,649
Sovran Self Storage, Inc. REIT	100	3,681
St. Joe Co./The*	276	6,031
StanCorp Financial Group, Inc.	157	7,087
Starwood Property Trust, Inc. REIT	135	2,900
State Auto Financial Corp.	68	1,185
State Street Corp.	1,560	72,290
StellarOne Corp.	91	1,323
Sterling Bancorp/NY	105	1,099
Sterling Bancshares, Inc./TX	510	3,580
Stewart Information Services Corp.	100	1,153
Stifel Financial Corp.*	100	6,204
Strategic Hotels & Resorts, Inc. REIT*	652	3,449
Suffolk Bancorp	39	963
Sun Communities, Inc. REIT	92	3,065
Sunstone Hotel Investors, Inc. REIT*	300	3,099
SunTrust Banks, Inc.	1,799	53,088
Susquehanna Bancshares, Inc.	514	4,976
SVB Financial Group*	210	11,141
SWS Group, Inc.	90	455
Symetra Financial Corp.	93	1,274
Synovus Financial Corp.	2,375	6,270
T. Rowe Price Group, Inc.	800	51,632
Tanger Factory Outlet Centers REIT	135	6,911
Taubman Centers, Inc. REIT	171	8,632
Taylor Capital Group, Inc.*	128	1,683
TCF Financial Corp.	436	6,457
TD Ameritrade Holding Corp.	785	14,907
Tejon Ranch Co.*	40	1,102
Terreno Realty Corp. REIT*	63	1,130
Territorial Bancorp, Inc.	65	1,294
Texas Capital Bancshares, Inc.*	149	3,169
TFS Financial Corp.	211	1,903
Tompkins Financial Corp.	33	1,292
Torchmark Corp.	8,106	484,252
Tower Group, Inc.	156	3,990
TowneBank/VA	100	1,589
TradeStation Group, Inc.*	168	1,134
Transatlantic Holdings, Inc.	190	9,808
Travelers Cos., Inc./The	1,528	85,125
Triangle Capital Corp.	86	1,634
Trico Bancshares	60	969
TrustCo Bank Corp./NY	300	1,902
Trustmark Corp.	330	8,197
UBS AG*	28,750	473,513
UDR, Inc. REIT	570	13,406
UMB Financial Corp.	135	5,592
Umpqua Holdings Corp.	449	5,469
Union First Market Bankshares Corp.	81	1,197
United Bankshares, Inc.	119	3,475
United Community Banks, Inc./GA*	157	306
United Financial Bancorp, Inc.	90	1,374
United Fire & Casualty Co.	100	2,232
Unitrin, Inc.	134	3,288
Universal Health Realty Income Trust REIT	34	1,242
Univest Corp of Pennsylvania	60	1,150
Unum Group	1,052	25,479
Urstadt Biddle Properties, Inc., Class A REIT	100	1,945
U-Store-It Trust REIT	252	2,402
Validus Holdings Ltd.	220	6,734
Valley National Bancorp	484	6,921
Ventas, Inc. REIT	486	25,505
ViewPoint Financial Group	105	1,227
Virtus Investment Partners, Inc.*	18	817
Vornado Realty Trust REIT	507	42,248
W.R. Berkley Corp.	400	10,952
Waddell & Reed Financial, Inc., Class A	260	9,175
Walter Investment Management Corp. REIT	77	1,381
Washington Federal, Inc.	364	6,159
Washington Real Estate Investment Trust REIT	200	6,198
Webster Financial Corp.	297	5,851
Weingarten Realty Investors REIT	317	7,532
Wells Fargo & Co.	15,300	474,147
WesBanco, Inc.	100	1,896
Wesco Financial Corp.	5	1,842
Westamerica Bancorporation	120	6,656
Western Alliance Bancorp*	200	1,472
Westfield Financial, Inc.	130	1,203
Westwood Holdings Group, Inc.	32	1,279
Weyerhaeuser Co. REIT	1,819	34,434
White Mountains Insurance Group Ltd.	25	8,390
Whitney Holding Corp./LA	280	3,962
Willis Group Holdings plc	13,600	470,968
Wilmington Trust Corp.	300	1,302
Wilshire Bancorp, Inc.	109	831
Winthrop Realty Trust REIT	98	1,253
Wintrust Financial Corp.	221	7,300
World Acceptance Corp.*	39	2,059
WSFS Financial Corp.	30	1,423
XL Group plc	1,066	23,260
Zions Bancorp.	639	15,483
		12,549,755
Health Care — 3.7%
Abaxis, Inc.*	44	1,181
Abbott Laboratories	4,796	229,776
ABIOMED, Inc.*	100	961
Accelrys, Inc.*	78	647
Accuray, Inc.*	202	1,364
Acorda Therapeutics, Inc.*	112	3,053
Aetna, Inc.	10,542	321,636
Affymax, Inc.*	52	346
Affymetrix, Inc.*	171	860
Agilent Technologies, Inc.*	1,095	45,366
Air Methods Corp.*	36	2,026
Albany Molecular Research, Inc.*	100	562
Alcon, Inc.	228	37,255
Alere, Inc.*	257	9,406
Alexion Pharmaceuticals, Inc.*	274	22,071
Align Technology, Inc.*	200	3,908
Alkermes, Inc.*	300	3,684
Allergan, Inc.	926	63,588
Alliance HealthCare Services, Inc.*	218	924
Allos Therapeutics, Inc.*	300	1,383
Allscripts Healthcare Solutions, Inc.*	415	7,997
Almost Family, Inc.*	32	1,229
Alnylam Pharmaceuticals, Inc.*	100	986
Alphatec Holdings, Inc.*	193	521
AMAG Pharmaceuticals, Inc.*	58	1,050
Amedisys, Inc.*	89	2,982
America Service Group, Inc.	75	1,136
American Medical Systems Holdings, Inc.*	265	4,998
AMERIGROUP Corp.*	164	7,203
AmerisourceBergen Corp.	838	28,593
Amgen, Inc.*	3,015	165,524
AMN Healthcare Services, Inc.*	100	614
Amsurg Corp.*	100	2,095
Amylin Pharmaceuticals, Inc.*	454	6,678
Analogic Corp.	28	1,386
Angiodynamics, Inc.*	80	1,230
Ardea Biosciences, Inc.*	58	1,508
Arena Pharmaceuticals, Inc.*	260	447
Ariad Pharmaceuticals, Inc.*	200	1,020
Arqule, Inc.*	194	1,139
Array Biopharma, Inc.*	200	598
ArthroCare Corp.*	69	2,143
Assisted Living Concepts, Inc., Class A*	36	1,171
athenahealth, Inc.*	100	4,098
Atrion Corp.	8	1,436
Auxilium Pharmaceuticals, Inc.*	140	2,954
AVANIR Pharmaceuticals, Inc., Class A*	476	1,942
Baxter International, Inc.	1,871	94,710
Beckman Coulter, Inc.	220	16,551
Becton Dickinson and Co.	4,519	381,946
BioCryst Pharmaceuticals, Inc.*	167	863
Biogen Idec, Inc.*	750	50,288
BioMarin Pharmaceutical, Inc.*	303	8,160
BioMimetic Therapeutics, Inc.*	91	1,156
Bio-Rad Laboratories, Inc., Class A*	58	6,023
Bio-Reference Labs, Inc.*	58	1,286
BioScrip, Inc.*	130	680
BMP Sunstone Corp.*	239	2,369
Boston Scientific Corp.*	4,732	35,821
Bristol-Myers Squibb Co.	5,344	141,509
Brookdale Senior Living, Inc.*	249	5,331
Bruker Corp.*	260	4,316
C.R. Bard, Inc.	294	26,980
Cadence Pharmaceuticals, Inc.*	127	959
Cambrex Corp.*	100	517
Cantel Medical Corp.	62	1,451
Cardinal Health, Inc.	1,093	41,873
CareFusion Corp.*	550	14,135
Catalyst Health Solutions, Inc.*	129	5,997
Celera Corp.*	300	1,890
Celgene Corp.*	1,450	85,753
Celldex Therapeutics, Inc.*	200	824
Centene Corp.*	146	3,700
Cephalon, Inc.*	232	14,319
Cepheid, Inc.*	200	4,550
Cerner Corp.*	217	20,559
Charles River Laboratories International, Inc.*	200	7,108
Chemed Corp.	78	4,954
Chindex International, Inc.*	97	1,600
CIGNA Corp.	855	31,344
Clinical Data, Inc.*	63	1,002
Community Health Systems, Inc.*	300	11,211
Computer Programs & Systems, Inc.	32	1,499
Conceptus, Inc.*	100	1,380
CONMED Corp.*	100	2,643
Cooper Cos., Inc./The	141	7,944
Corvel Corp.*	33	1,596
Covance, Inc.*	193	9,922
Coventry Health Care, Inc.*	452	11,933
Covidien plc	1,578	72,051
Cross Country Healthcare, Inc.*	100	847
CryoLife, Inc.*	184	997
Cubist Pharmaceuticals, Inc.*	200	4,280
Curis, Inc.*	384	760
Cutera, Inc.*	116	962
Cyberonics, Inc.*	100	3,102
Cypress Bioscience, Inc.*	100	648
DaVita, Inc.*	311	21,611
Delcath Systems, Inc.*	146	1,431
Dendreon Corp.*	431	15,051
DENTSLPY International, Inc.	451	15,411
Depomed, Inc.*	345	2,194
DexCom, Inc.*	124	1,693
Dionex Corp.*	114	13,453
Durect Corp.*	412	1,421
Dyax Corp.*	349	747
Edwards Lifesciences Corp.*	360	29,102
Eli Lilly and Co.	3,180	111,427
Emdeon, Inc., Class A*	85	1,151
Emergency Medical Services Corp., Class A*	100	6,461
Emergent Biosolutions, Inc.*	74	1,736
Emeritus Corp.*	60	1,183
Endo Pharmaceuticals Holdings, Inc.*	378	13,498
Endologix, Inc.*	281	2,009
Ensign Group, Inc./The	69	1,716
Enzo Biochem, Inc.*	100	528
Enzon Pharmaceuticals, Inc.*	321	3,907
eResearchTechnology, Inc.*	200	1,470
Exactech, Inc.*	60	1,129
Exelixis, Inc.*	300	2,463
Express Scripts, Inc.*	1,810	97,831
Forest Laboratories, Inc.*	12,765	408,225
Furiex Pharmaceuticals, Inc.*	28	405
Genomic Health, Inc.*	71	1,519
Genoptix, Inc.*	47	894
Gen-Probe, Inc.*	154	8,986
Gentiva Health Services, Inc.*	100	2,660
Genzyme Corp.*	821	58,455
Geron Corp.*	409	2,115
Gilead Sciences, Inc.*	2,745	99,479
Greatbatch, Inc.*	100	2,415
Haemonetics Corp.*	78	4,928
Halozyme Therapeutics, Inc.*	167	1,323
Hanger Orthopedic Group, Inc.*	59	1,250
Health Management Associates, Inc., Class A*	749	7,145
Health Net, Inc.*	267	7,286
HealthSouth Corp.*	295	6,109
HealthSpring, Inc.*	191	5,067
Healthways, Inc.*	100	1,116
HeartWare International, Inc.*	27	2,364
Henry Schein, Inc.*	279	17,128
Hill-Rom Holdings, Inc.	197	7,756
Hi-Tech Pharmacal Co., Inc.*	54	1,347
HMS Holdings Corp.*	77	4,987
Hologic, Inc.*	806	15,169
Hospira, Inc.*	500	27,845
Human Genome Sciences, Inc.*	561	13,402
Humana, Inc.*	507	27,753
ICU Medical, Inc.*	35	1,278
IDEXX Laboratories, Inc.*	179	12,390
Illumina, Inc.*	357	22,612
Immucor, Inc.*	200	3,966
Immunogen, Inc.*	151	1,398
Immunomedics, Inc.*	342	1,224
Impax Laboratories, Inc.*	200	4,022
Incyte Corp. Ltd.*	300	4,968
Inspire Pharmaceuticals, Inc.*	198	1,663
Insulet Corp.*	83	1,287
Integra LifeSciences Holdings Corp.*	55	2,602
InterMune, Inc.*	138	5,023
Intuitive Surgical, Inc.*	122	31,446
Invacare Corp.	100	3,016
IPC The Hospitalist Co., Inc.*	38	1,482
IRIS International, Inc.*	115	1,176
Ironwood Pharmaceuticals, Inc.*	84	869
Isis Pharmaceuticals, Inc.*	260	2,631
Johnson & Johnson	13,200	816,420
Kendle International, Inc.*	70	762
Kensey Nash Corp.*	54	1,503
Kindred Healthcare, Inc.*	100	1,837
Kinetic Concepts, Inc.*	200	8,376
King Pharmaceuticals, Inc.*	795	11,170
Laboratory Corp. of America Holdings*	4,943	434,589
Landauer, Inc.	21	1,259
Lexicon Pharmaceuticals, Inc.*	768	1,106
LHC Group, Inc.*	43	1,290
Life Technologies Corp.*	575	31,913
LifePoint Hospitals, Inc.*	167	6,137
Ligand Pharmaceuticals, Inc., Class B*	118	1,053
Lincare Holdings, Inc.	285	7,647
Luminex Corp.*	115	2,102
Magellan Health Services, Inc.*	100	4,728
MAKO Surgical Corp.*	93	1,415
MannKind Corp.*	275	2,217
Martek Biosciences Corp.*	100	3,130
Masimo Corp.	152	4,419
McKesson Corp.	837	58,908
MedAssets, Inc.*	97	1,958
MedCath Corp.*	118	1,646
Medco Health Solutions, Inc.*	1,355	83,021
Medical Action Industries, Inc.*	95	910
Medicines Co./The*	200	2,826
Medicis Pharmaceutical Corp., Class A	200	5,358
Medidata Solutions, Inc.*	83	1,982
Medivation, Inc.*	100	1,517
Mednax, Inc.*	144	9,690
Medtronic, Inc.	3,441	127,627
MELA Sciences, Inc.*	141	472
Merck & Co., Inc.	9,718	350,237
Meridian Bioscience, Inc.	150	3,474
Merit Medical Systems, Inc.*	100	1,583
Metabolix, Inc.*	94	1,144
Mettler-Toledo International, Inc.*	106	16,028
Micromet, Inc.*	160	1,299
Molina Healthcare, Inc.*	48	1,337
Momenta Pharmaceuticals, Inc.*	149	2,231
MWI Veterinary Supply, Inc.*	29	1,831
Mylan, Inc.*	1,346	28,441
Myriad Genetics, Inc.*	326	7,446
Nabi Biopharmaceuticals*	200	1,158
National Healthcare Corp.	34	1,573
Natus Medical, Inc.*	100	1,418
Nektar Therapeutics*	300	3,855
Neogen Corp.*	48	1,969
NPS Pharmaceuticals, Inc.*	241	1,904
NuVasive, Inc.*	127	3,258
NxStage Medical, Inc.*	110	2,737
Obagi Medical Products, Inc.*	94	1,086
Omnicare, Inc.	354	8,988
Omnicell, Inc.*	51	737
Onyx Pharmaceuticals, Inc.*	200	7,374
Optimer Pharmaceuticals, Inc.*	102	1,154
OraSure Technologies, Inc.*	200	1,150
Orthofix International N.V.*	39	1,131
Orthovita, Inc.*	276	555
Owens & Minor, Inc.	199	5,857
Pain Therapeutics, Inc.*	195	1,316
Palomar Medical Technologies, Inc.*	100	1,421
Par Pharmaceutical Cos., Inc.*	100	3,851
Parexel International Corp.*	200	4,246
Patterson Cos., Inc.	327	10,016
PDL BioPharma, Inc.	306	1,906
PerkinElmer, Inc.	349	9,011
Perrigo Co.	253	16,022
Pfizer, Inc.	25,108	439,641
Pharmaceutical Product Development, Inc.	346	9,390
Pharmacyclics, Inc.*	284	1,727
Pharmasset, Inc.*	121	5,253
PharMerica Corp.*	102	1,168
Pozen, Inc.*	112	745
Progenics Pharmaceuticals, Inc.*	100	546
Providence Service Corp./The*	40	643
PSS World Medical, Inc.*	200	4,520
Pure Bioscience*	405	899
Quality Systems, Inc.	44	3,072
Quest Diagnostics, Inc.	464	25,042
Questcor Pharmaceuticals, Inc.*	144	2,121
Quidel Corp.*	29	419
Regeneron Pharmaceuticals, Inc.*	200	6,566
RehabCare Group, Inc.*	100	2,370
ResMed, Inc.*	474	16,419
Rigel Pharmaceuticals, Inc.*	100	753
RTI Biologics, Inc.*	278	742
Salix Pharmaceuticals Ltd.*	169	7,936
Sangamo Biosciences, Inc.*	220	1,461
Santarus, Inc.*	222	726
Savient Pharmaceuticals, Inc.*	185	2,061
Seattle Genetics, Inc.*	300	4,485
Select Medical Holdings Corp.*	146	1,067
Sequenom, Inc.*	200	1,604
SIGA Technologies, Inc.*	182	2,548
Sirona Dental Systems, Inc.*	103	4,303
Skilled Healthcare Group, Inc., Class A*	188	1,688
SonoSite, Inc.*	21	664
Spectrum Pharmaceuticals, Inc.*	273	1,876
St. Jude Medical, Inc.*	1,043	44,588
StemCells, Inc.*	1,060	1,145
STERIS Corp.	200	7,292
Stryker Corp.	966	51,874
Sun Healthcare Group, Inc.*	66	836
Sunrise Senior Living, Inc.*	225	1,226
SuperGen, Inc.*	378	990
SurModics, Inc.*	50	594
SXC Health Solutions Corp.*	180	7,715
Symmetry Medical, Inc.*	100	925
Syneron Medical Ltd.*	185	1,885
Synovis Life Technologies, Inc.*	81	1,305
Talecris Biotherapeutics Holdings Corp.*	138	3,215
Targacept, Inc.*	89	2,359
Team Health Holdings, Inc.*	76	1,181
Techne Corp.	119	7,815
Teleflex, Inc.	129	6,942
Tenet Healthcare Corp.*	1,474	9,861
Theravance, Inc.*	200	5,014
Thermo Fisher Scientific, Inc.*	1,263	69,920
Thoratec Corp.*	164	4,644
TomoTherapy, Inc.*	362	1,307
Triple-S Management Corp., Class B*	67	1,278
Unilife Corp.*	311	1,648
United Therapeutics Corp.*	147	9,293
UnitedHealth Group, Inc.	3,552	128,263
Universal American Corp.	100	2,045
Universal Health Services, Inc., Class B	278	12,071
Vanda Pharmaceuticals, Inc.*	108	1,022
Varian Medical Systems, Inc.*	365	25,287
Vascular Solutions, Inc.*	135	1,582
VCA Antech, Inc.*	256	5,962
Vertex Pharmaceuticals, Inc.*	630	22,069
Vical, Inc.*	351	709
Viropharma, Inc.*	288	4,988
Vital Images, Inc.*	50	699
Vivus, Inc.*	300	2,811
Volcano Corp.*	143	3,905
Warner Chilcott plc, Class A	270	6,091
Waters Corp.*	300	23,313
Watson Pharmaceuticals, Inc.*	342	17,664
WellCare Health Plans, Inc.*	134	4,049
WellPoint, Inc.*	1,318	74,941
West Pharmaceutical Services, Inc.	100	4,120
Wright Medical Group, Inc.*	100	1,553
XenoPort, Inc.*	100	852
Zimmer Holdings, Inc.*	7,967	427,669
Zoll Medical Corp.*	45	1,675
		7,062,157
Industrials — 3.6%
3D Systems Corp.*	89	2,803
3M Co.	2,221	191,672
A.O. Smith Corp.	109	4,151
A123 Systems, Inc.*	315	3,005
AAON, Inc.	54	1,523
AAR Corp.*	100	2,747
ABM Industries, Inc.	159	4,182
Acacia Research - Acacia Technologies*	110	2,853
ACCO Brands Corp.*	138	1,176
Aceto Corp.	195	1,755
Actuant Corp., Class A	200	5,324
Acuity Brands, Inc.	134	7,728
Administaff, Inc.	44	1,289
Advanced Battery Technologies, Inc.*	318	1,224
Advisory Board Co./The*	25	1,191
Aecom Technology Corp.*	300	8,391
Aerovironment, Inc.*	49	1,315
AGCO Corp.*	278	14,083
Air Transport Services Group, Inc.*	307	2,425
Aircastle Ltd.	125	1,306
AirTran Holdings, Inc.*	167	1,234
Alaska Air Group, Inc.*	130	7,370
Albany International Corp., Class A	100	2,369
Alexander & Baldwin, Inc.	126	5,044
Allegiant Travel Co.	42	2,068
Alliant Techsystems, Inc.*	101	7,517
Altra Holdings, Inc.*	86	1,708
Amerco, Inc.*	28	2,689
American Reprographics Co.*	134	1,017
American Science & Engineering, Inc.	37	3,154
American Superconductor Corp.*	133	3,802
American Woodmark Corp.	61	1,497
Ameron International Corp.	23	1,757
AMETEK, Inc.	458	17,957
Ampco-Pittsburgh Corp.	47	1,318
AMR Corp.*	1,120	8,725
Apogee Enterprises, Inc.	100	1,347
Applied Industrial Technologies, Inc.	150	4,872
Arkansas Best Corp.	100	2,742
Armstrong World Industries, Inc.	62	2,666
ArvinMeritor, Inc.*	289	5,930
Astec Industries, Inc.*	52	1,685
Atlas Air Worldwide Holdings, Inc.*	67	3,741
Avery Dennison Corp.	347	14,692
Avis Budget Group, Inc.*	295	4,590
AZZ, Inc.	30	1,200
Babcock & Wilcox Co.*	372	9,519
Badger Meter, Inc.	38	1,680
Baldor Electric Co.	148	9,330
Barnes Group, Inc.	138	2,852
BE Aerospace, Inc.*	302	11,183
Beacon Roofing Supply, Inc.*	150	2,681
Belden, Inc.	145	5,339
Blount International, Inc.*	100	1,576
Boeing Co./The	2,362	154,144
Brady Corp., Class A	147	4,794
Briggs & Stratton Corp.	140	2,757
Brink's Co./The	153	4,113
Bucyrus International, Inc.	244	21,814
Builders FirstSource, Inc.*	227	447
C.H. Robinson Worldwide, Inc.	513	41,137
CAI International, Inc.*	199	3,900
Carlisle Cos., Inc.	200	7,948
Cascade Corp.	19	898
Casella Waste Systems, Inc., Class A*	218	1,546
Caterpillar, Inc.	1,961	183,667
CBIZ, Inc.*	200	1,248
CDI Corp.	79	1,469
Celadon Group, Inc.*	100	1,479
Cenveo, Inc.*	200	1,068
Ceradyne, Inc.*	100	3,153
Chart Industries, Inc.*	80	2,702
Chicago Bridge & Iron Co. N.V.*	304	10,002
Cintas Corp.	430	12,023
CIRCOR International, Inc.	42	1,776
CLARCOR, Inc.	164	7,034
Clean Harbors, Inc.*	60	5,045
CNH Global N.V.*	73	3,485
Colfax Corp.*	102	1,878
Columbus McKinnon Corp.*	73	1,483
Comfort Systems USA, Inc.	100	1,317
Consolidated Graphics, Inc.*	28	1,356
Con-way, Inc.	153	5,595
Cooper Industries plc	506	29,495
Copa Holdings S.A., Class A	100	5,884
Copart, Inc.*	200	7,470
Corporate Executive Board Co./The	100	3,755
Corrections Corp. of America*	369	9,247
CoStar Group, Inc.*	56	3,223
Courier Corp.	74	1,148
Covanta Holding Corp.	414	7,117
CRA International, Inc.*	30	705
Crane Co.	160	6,571
CSX Corp.	1,211	78,243
Cubic Corp.	45	2,122
Cummins, Inc.	616	67,766
Curtiss-Wright Corp.	142	4,714
Danaher Corp.	1,671	78,821
Deere & Co.	1,350	112,117
Delta Air Lines, Inc.*	2,433	30,656
Deluxe Corp.	160	3,683
DigitalGlobe, Inc.*	115	3,647
Dolan Co./The*	117	1,629
Dollar Thrifty Automotive Group, Inc.*	100	4,726
Donaldson Co., Inc.	244	14,220
Dover Corp.	558	32,615
Ducommun, Inc.	56	1,220
Dun & Bradstreet Corp.	145	11,903
Dycom Industries, Inc.*	160	2,360
Dynamex, Inc.*	72	1,783
Dynamic Materials Corp.	76	1,715
Eagle Bulk Shipping, Inc.*	221	1,101
Eaton Corp.	522	52,988
EMCOR Group, Inc.*	199	5,767
Emerson Electric Co.	2,350	134,349
Encore Wire Corp.	35	878
Ener1, Inc.*	281	1,065
Energy Recovery, Inc.*	193	706
EnergySolutions, Inc.	307	1,710
EnerNOC, Inc.*	42	1,004
EnerSys*	127	4,079
Ennis, Inc.	100	1,710
EnPro Industries, Inc.*	46	1,912
Equifax, Inc.	409	14,560
ESCO Technologies, Inc.	100	3,784
Esterline Technologies Corp.*	100	6,859
Expeditors International of Washington, Inc.	666	36,364
Exponent, Inc.*	40	1,501
Fastenal Co.	389	23,305
Federal Signal Corp.	200	1,372
FedEx Corp.	987	91,801
Flow International Corp.*	395	1,616
Flowserve Corp.	177	21,102
Fluor Corp.	566	37,503
Force Protection, Inc.*	300	1,653
Forward Air Corp.	100	2,838
Franklin Electric Co., Inc.	61	2,374
FreightCar America, Inc.	48	1,389
FTI Consulting, Inc.*	154	5,741
FuelCell Energy, Inc.*	200	462
Furmanite Corp.*	232	1,603
G&K Services, Inc., Class A	27	835
Gardner Denver, Inc.	173	11,906
GATX Corp.	150	5,292
Genco Shipping & Trading Ltd.*	100	1,440
GenCorp, Inc.*	208	1,075
Generac Holdings, Inc.*	83	1,342
General Cable Corp.*	157	5,509
General Dynamics Corp.	1,089	77,275
General Electric Co.	33,543	613,501
Genesee & Wyoming, Inc., Class A*	115	6,089
Geo Group, Inc./The*	246	6,066
GeoEye, Inc.*	56	2,374
Gibraltar Industries, Inc.*	100	1,357
Goodrich Corp.	383	33,731
Gorman-Rupp Co./The	47	1,519
GP Strategies Corp.*	144	1,475
Graco, Inc.	176	6,943
GrafTech International Ltd.*	379	7,519
Graham Corp.	64	1,280
Granite Construction, Inc.	100	2,743
Great Lakes Dredge & Dock Corp.	220	1,621
Greenbrier Cos., Inc.*	102	2,141
Griffon Corp.*	163	2,077
H&E Equipment Services, Inc.*	111	1,284
Harsco Corp.	254	7,193
Hawaiian Holdings, Inc.*	170	1,333
Healthcare Services Group, Inc.	225	3,661
Heartland Express, Inc.	159	2,547
HEICO Corp.	73	3,725
Heidrick & Struggles International, Inc.	34	974
Herley Industries, Inc.*	83	1,438
Herman Miller, Inc.	200	5,060
Hertz Global Holdings, Inc.*	567	8,216
Hexcel Corp.*	300	5,427
HNI Corp.	128	3,994
Honeywell International, Inc.	2,396	127,371
Horizon Lines, Inc., Class A	224	979
Houston Wire & Cable Co.	95	1,277
HUB Group, Inc., Class A*	113	3,971
Hubbell, Inc., Class B	176	10,583
Huron Consulting Group, Inc.*	100	2,645
ICF International, Inc.*	48	1,235
IDEX Corp.	263	10,289
IHS, Inc., Class A*	140	11,255
II-VI, Inc.*	64	2,967
Illinois Tool Works, Inc.	1,394	74,440
Ingersoll-Rand plc	992	46,713
Insituform Technologies, Inc., Class A*	100	2,651
Interface, Inc., Class A	200	3,130
Interline Brands, Inc.*	100	2,277
International Shipholding Corp.	41	1,041
Iron Mountain, Inc.	581	14,531
ITT Corp.	571	29,755
J.B. Hunt Transport Services, Inc.	259	10,570
Jacobs Engineering Group, Inc.*	395	18,111
JetBlue Airways Corp.*	829	5,480
John Bean Technologies Corp.	108	2,174
Joy Global, Inc.	340	29,495
Kadant, Inc.*	30	707
Kaman Corp.	100	2,907
Kansas City Southern*	300	14,358
KAR Auction Services, Inc.*	86	1,187
Kaydon Corp.	100	4,072
KBR, Inc.	450	13,711
Kelly Services, Inc., Class A*	100	1,880
Kennametal, Inc.	268	10,575
Kforce, Inc.*	100	1,618
Kimball International, Inc., Class B	100	690
Kirby Corp.*	168	7,400
Knight Transportation, Inc.	150	2,850
Knoll, Inc.	100	1,673
Korn/Ferry International*	169	3,906
L.B. Foster Co., Class A*	41	1,679
L-3 Communications Holdings, Inc.	6,852	482,997
LaBarge, Inc.*	105	1,650
Ladish Co., Inc.*	57	2,771
Landstar System, Inc.	167	6,837
Layne Christensen Co.*	47	1,618
Lennox International, Inc.	157	7,425
Lincoln Electric Holdings, Inc.	138	9,007
Lindsay Corp.	31	1,842
Lockheed Martin Corp.	960	67,114
LSI Industries, Inc.	100	846
M&F Worldwide Corp.*	40	924
Manitowoc Co., Inc./The	432	5,664
Manpower, Inc.	251	15,753
Marten Transport Ltd.	63	1,347
Masco Corp.	32,500	411,450
MasTec, Inc.*	195	2,845
McGrath RentCorp	100	2,622
Metalico, Inc.*	194	1,141
Met-Pro Corp.	163	1,925
Michael Baker Corp.*	35	1,088
Middleby Corp.*	49	4,137
Mine Safety Appliances Co.	100	3,113
Mobile Mini, Inc.*	81	1,595
Moog, Inc., Class A*	144	5,731
MSC Industrial Direct Co., Class A	140	9,057
Mueller Industries, Inc.	100	3,270
Mueller Water Products, Inc., Class A	500	2,085
Multi-Color Corp.	100	1,946
MYR Group, Inc.*	101	2,121
NACCO Industries, Inc., Class A	15	1,626
National Presto Industries, Inc.	13	1,690
Navigant Consulting, Inc.*	200	1,840
Navistar International Corp.*	210	12,161
NCI Building Systems, Inc.*	20	280
Nordson Corp.	100	9,188
Norfolk Southern Corp.	1,156	72,620
Northrop Grumman Corp.	12,747	825,751
Northwest Pipe Co.*	55	1,322
Old Dominion Freight Line, Inc.*	127	4,063
On Assignment, Inc.*	163	1,328
Orbital Sciences Corp.*	200	3,426
Orion Marine Group, Inc.*	100	1,160
Oshkosh Corp.*	269	9,480
Owens Corning*	346	10,778
PACCAR, Inc.	1,142	65,574
Pacer International, Inc.*	100	684
Pall Corp.	370	18,345
PAM Transportation Services, Inc.*	56	628
Parker Hannifin Corp.	500	43,150
Pentair, Inc.	300	10,953
Pitney Bowes, Inc.	634	15,330
PMFG, Inc.*	91	1,492
Polypore International, Inc.*	66	2,688
Powell Industries, Inc.*	37	1,217
Precision Castparts Corp.	443	61,670
Quanex Building Products Corp.	150	2,845
Quanta Services, Inc.*	664	13,227
R.R. Donnelley & Sons Co.	624	10,901
RailAmerica, Inc.*	103	1,334
Raven Industries, Inc.	26	1,240
Raytheon Co.	1,173	54,357
RBC Bearings, Inc.*	52	2,032
Regal-Beloit Corp.	120	8,011
Republic Airways Holdings, Inc.*	100	732
Republic Services, Inc.	972	29,024
Resources Connection, Inc.	129	2,398
Robbins & Myers, Inc.	100	3,578
Robert Half International, Inc.	424	12,974
Rockwell Automation, Inc.	446	31,983
Rockwell Collins, Inc.	500	29,130
Rollins, Inc.	225	4,444
Roper Industries, Inc.	279	21,324
RSC Holdings, Inc.*	200	1,948
Rush Enterprises, Inc., Class A*	150	3,066
Ryder System, Inc.	170	8,949
Saia, Inc.*	85	1,410
Satcon Technology Corp.*	482	2,169
Schawk, Inc.	66	1,358
School Specialty, Inc.*	52	724
Seaboard Corp.	1	1,991
SFN Group, Inc.*	200	1,952
Shaw Group, Inc./The*	262	8,968
Simpson Manufacturing Co., Inc.	100	3,091
Skywest, Inc.	200	3,124
Snap-On, Inc.	172	9,732
Southwest Airlines Co.	2,309	29,971
Spirit Aerosystems Holdings, Inc., Class A*	332	6,909
SPX Corp.	158	11,295
Standex International Corp.	45	1,346
Steelcase, Inc., Class A	200	2,114
Stericycle, Inc.*	278	22,496
Sterling Construction Co., Inc.*	76	991
Sun Hydraulics Corp.	45	1,701
SYKES Enterprises, Inc.*	100	2,026
TAL International Group, Inc.	60	1,852
Taser International, Inc.*	200	940
Team, Inc.*	100	2,420
Tecumseh Products Co., Class A*	100	1,305
Teledyne Technologies, Inc.*	100	4,397
Tennant Co.	51	1,959
Terex Corp.*	338	10,492
Tetra Tech, Inc.*	200	5,012
Textainer Group Holdings Ltd.	74	2,108
Textron, Inc.	860	20,330
Thomas & Betts Corp.*	172	8,308
Timken Co.	293	13,985
Titan International, Inc.	125	2,442
Titan Machinery, Inc.*	87	1,679
Toro Co./The	100	6,164
Towers Watson & Co., Class A	136	7,080
TransDigm Group, Inc.*	165	11,882
Tredegar Corp.	100	1,938
Trex Co., Inc.*	57	1,366
Trinity Industries, Inc.	220	5,854
Triumph Group, Inc.	51	4,560
TrueBlue, Inc.*	113	2,033
Tutor Perini Corp.	67	1,434
Tyco International Ltd.	1,569	65,019
Unifirst Corp.	45	2,477
Union Pacific Corp.	1,568	145,291
United Continental Holdings, Inc.*	1,035	24,654
United Parcel Service, Inc., Class B	2,248	163,160
United Rentals, Inc.*	200	4,550
United Stationers, Inc.*	78	4,977
United Technologies Corp.	2,904	228,603
Universal Forest Products, Inc.	56	2,178
URS Corp.*	260	10,819
US Airways Group, Inc.*	500	5,005
US Ecology, Inc.	100	1,738
USA Truck, Inc.*	74	979
USG Corp.*	235	3,955
UTi Worldwide, Inc.	283	6,000
Valmont Industries, Inc.	73	6,477
Verisk Analytics, Inc., Class A*	300	10,224
Viad Corp.	70	1,783
Vicor Corp.	100	1,640
W.W. Grainger, Inc.	195	26,931
Wabash National Corp.*	235	2,785
WABCO Holdings, Inc.*	213	12,978
Waste Connections, Inc.	375	10,324
Waste Management, Inc.	1,506	55,526
Watsco, Inc.	79	4,983
Watts Water Technologies, Inc., Class A	100	3,659
Werner Enterprises, Inc.	138	3,119
WESCO International, Inc.*	135	7,128
Westinghouse Air Brake Technologies Corp.	154	8,145
Woodward Governor Co.	200	7,512
		6,767,427
Information Technology — 5.4%
Accenture plc, Class A	1,939	94,022
ACI Worldwide, Inc.*	100	2,687
Acme Packet, Inc.*	118	6,273
Activision Blizzard, Inc.	1,584	19,705
Actuate Corp.*	206	1,174
Acxiom Corp.*	200	3,430
Adobe Systems, Inc.*	1,615	49,710
ADTRAN, Inc.	155	5,613
Advanced Analogic Technologies, Inc.*	329	1,319
Advanced Energy Industries, Inc.*	100	1,364
Advanced Micro Devices, Inc.*	1,831	14,978
Advent Software, Inc.*	44	2,548
Agilysys, Inc.*	80	450
Akamai Technologies, Inc.*	570	26,818
Alcatel-Lucent ADR*	40,875	120,990
Alliance Data Systems Corp.*	170	12,075
Altera Corp.	945	33,623
Amdocs Ltd.*	600	16,482
American Software, Inc., Class A	206	1,395
Amkor Technology, Inc.*	400	2,956
Amphenol Corp., Class A	548	28,923
Anadigics, Inc.*	246	1,705
Analog Devices, Inc.	923	34,769
Anaren, Inc.*	85	1,772
Ancestry.com, Inc.*	106	3,002
Anixter International, Inc.	100	5,973
ANSYS, Inc.*	272	14,163
AOL, Inc.*	342	8,109
Apple, Inc.*	2,845	917,683
Applied Materials, Inc.	4,200	59,010
Applied Micro Circuits Corp.*	250	2,670
Ariba, Inc.*	260	6,107
Arris Group, Inc.*	393	4,409
Arrow Electronics, Inc.*	359	12,296
Art Technology Group, Inc.*	400	2,392
Aruba Networks, Inc.*	296	6,180
Aspen Technology, Inc.*	164	2,083
Atheros Communications, Inc.*	200	7,184
Atmel Corp.*	1,536	18,924
ATMI, Inc.*	100	1,994
Autodesk, Inc.*	704	26,893
Automatic Data Processing, Inc.	1,544	71,456
Avago Technologies Ltd.	313	8,911
Aviat Networks, Inc.*	279	1,415
Avid Technology, Inc.*	81	1,414
Avnet, Inc.*	461	15,227
AVX Corp.	115	1,774
Bel Fuse, Inc., Class B	57	1,362
Benchmark Electronics, Inc.*	192	3,487
BigBand Networks, Inc.*	233	652
Black Box Corp.	44	1,685
Blackbaud, Inc.	148	3,833
Blackboard, Inc.*	100	4,130
Blue Coat Systems, Inc.*	122	3,644
BMC Software, Inc.*	568	26,776
Bottomline Technologies (de), Inc.*	73	1,585
Brightpoint, Inc.*	313	2,732
Broadcom Corp., Class A	1,560	67,938
Broadridge Financial Solutions, Inc.	450	9,868
Brocade Communications Systems, Inc.*	1,406	7,438
Brooks Automation, Inc.*	143	1,297
CA, Inc.	17,045	416,580
Cabot Microelectronics Corp.*	68	2,819
CACI International, Inc., Class A*	100	5,340
Cadence Design Systems, Inc.*	794	6,558
Cardtronics, Inc.*	154	2,726
Cass Information Systems, Inc.	38	1,442
Cavium Networks, Inc.*	168	6,330
Ceva, Inc.*	107	2,193
Checkpoint Systems, Inc.*	100	2,055
Ciber, Inc.*	200	936
Ciena Corp.*	279	5,873
Cirrus Logic, Inc.*	267	4,267
Cisco Systems, Inc.*	17,780	359,689
Citrix Systems, Inc.*	590	40,362
Cognex Corp.	107	3,148
Cognizant Technology Solutions Corp., Class A*	939	68,819
Coherent, Inc.*	60	2,708
Cohu, Inc.	100	1,658
CommScope, Inc.*	300	9,366
CommVault Systems, Inc.*	118	3,377
Compellent Technologies, Inc.*	70	1,931
Computer Sciences Corp.	477	23,659
Compuware Corp.*	700	8,169
comScore, Inc.*	73	1,629
Comtech Telecommunications Corp.	100	2,773
Comverge, Inc.*	111	767
Concur Technologies, Inc.*	129	6,699
Constant Contact, Inc.*	60	1,859
Convergys Corp.*	312	4,109
CoreLogic, Inc.	323	5,982
Corning, Inc.	4,887	94,417
Cray, Inc.*	199	1,423
Cree, Inc.*	330	21,744
CSG Systems International, Inc.*	104	1,970
CTS Corp.	100	1,106
Cymer, Inc.*	100	4,507
Cypress Semiconductor Corp.*	491	9,123
Daktronics, Inc.	200	3,184
DealerTrack Holdings, Inc.*	100	2,007
Dell, Inc.*	23,946	324,468
Deltek, Inc.*	29	211
DG FastChannel, Inc.*	60	1,733
Diebold, Inc.	200	6,410
Digi International, Inc.*	111	1,232
Digital River, Inc.*	139	4,784
Diodes, Inc.*	100	2,699
Dolby Laboratories, Inc., Class A*	168	11,206
DSP Group, Inc.*	100	814
DST Systems, Inc.	120	5,322
DTS, Inc.*	34	1,668
Earthlink, Inc.	400	3,440
eBay, Inc.*	3,608	100,411
Ebix, Inc.*	73	1,728
Echelon Corp.*	100	1,019
EchoStar Corp., Class A*	93	2,322
Electro Rent Corp.	87	1,406
Electro Scientific Industries, Inc.*	100	1,603
Electronic Arts, Inc.*	1,041	17,052
Electronics for Imaging, Inc.*	98	1,402
EMC Corp.*	6,391	146,354
EMS Technologies, Inc.*	72	1,424
Emulex Corp.*	300	3,498
Energy Conversion Devices, Inc.*	200	920
Entegris, Inc.*	350	2,614
Entropic Communications, Inc.*	233	2,815
Epicor Software Corp.*	200	2,020
EPIQ Systems, Inc.	100	1,373
Equinix, Inc.*	151	12,270
Euronet Worldwide, Inc.*	134	2,337
Evergreen Solar, Inc.*	1,097	640
Exar Corp.*	100	698
ExlService Holdings, Inc.*	71	1,525
Extreme Networks*	219	677
F5 Networks, Inc.*	247	32,150
Factset Research Systems, Inc.	135	12,658
Fair Isaac Corp.	153	3,576
Fairchild Semiconductor International, Inc.*	348	5,432
FARO Technologies, Inc.*	47	1,543
FEI Co.*	100	2,641
Fidelity National Information Services, Inc.	841	23,035
Finisar Corp.*	215	6,383
First Solar, Inc.*	175	22,774
Fiserv, Inc.*	461	26,996
FLIR Systems, Inc.*	482	14,339
Formfactor, Inc.*	133	1,181
Forrester Research, Inc.	40	1,412
Fortinet, Inc.*	182	5,888
Gartner, Inc.*	200	6,640
Genpact Ltd.*	200	3,040
Global Cash Access Holdings, Inc.*	384	1,225
Global Payments, Inc.	254	11,737
Globecomm Systems, Inc.*	159	1,590
Google, Inc., Class A*	761	452,011
GSI Commerce, Inc.*	186	4,315
GT Solar International, Inc.*	324	2,955
Harmonic, Inc.*	300	2,571
Harris Corp.	380	17,214
Heartland Payment Systems, Inc.	100	1,542
Hewlett-Packard Co.	22,829	961,101
Hittite Microwave Corp.*	70	4,273
IAC/InterActiveCorp*	295	8,467
iGate Corp.	120	2,365
Imation Corp.*	106	1,093
Immersion Corp.*	212	1,423
Infinera Corp.*	230	2,376
Informatica Corp.*	254	11,184
Infospace, Inc.*	100	830
Ingram Micro, Inc., Class A*	500	9,545
Insight Enterprises, Inc.*	118	1,553
Integral Systems, Inc.*	122	1,209
Integrated Device Technology, Inc.*	468	3,117
Intel Corp.	17,367	365,228
Interactive Intelligence, Inc.*	65	1,700
InterDigital, Inc.*	133	5,538
Intermec, Inc.*	200	2,532
Internap Network Services Corp.*	219	1,332
International Business Machines Corp.	4,005	587,774
International Rectifier Corp.*	231	6,858
Intersil Corp., Class A	380	5,803
Intevac, Inc.*	100	1,401
Intuit, Inc.*	864	42,595
IPG Photonics Corp.*	79	2,498
Itron, Inc.*	126	6,987
Ixia*	100	1,678
IXYS Corp.*	140	1,627
j2 Global Communications, Inc.*	148	4,285
Jabil Circuit, Inc.	600	12,054
Jack Henry & Associates, Inc.	250	7,287
JDA Software Group, Inc.*	100	2,800
JDS Uniphase Corp.*	664	9,615
Juniper Networks, Inc.*	1,635	60,364
Kenexa Corp.*	85	1,852
Keynote Systems, Inc.	107	1,564
KLA-Tencor Corp.	518	20,016
Knot, Inc./The*	100	988
Kopin Corp.*	323	1,344
Kulicke & Soffa Industries, Inc.*	200	1,440
KVH Industries, Inc.*	93	1,111
L-1 Identity Solutions, Inc.*	201	2,394
Lam Research Corp.*	410	21,230
Lattice Semiconductor Corp.*	400	2,424
Lawson Software, Inc.*	399	3,691
Lender Processing Services, Inc.	304	8,974
Lexmark International, Inc., Class A*	248	8,635
Linear Technology Corp.	700	24,213
Lionbridge Technologies, Inc.*	310	1,144
Liquidity Services, Inc.*	104	1,461
Littelfuse, Inc.	65	3,059
LivePerson, Inc.*	150	1,695
LogMeIn, Inc.*	69	3,059
LoopNet, Inc.*	106	1,178
Loral Space & Communications, Inc.*	34	2,601
LSI Corp.*	2,093	12,537
LTX-Credence Corp.*	196	1,450
Manhattan Associates, Inc.*	48	1,466
ManTech International Corp., Class A*	71	2,934
Marchex, Inc., Class B	100	954
Marvell Technology Group Ltd.*	1,729	32,073
Mastercard, Inc., Class A	325	72,836
Maxim Integrated Products, Inc.	950	22,439
MAXIMUS, Inc.	55	3,607
Maxwell Technologies, Inc.*	99	1,870
McAfee, Inc.*	486	22,507
Measurement Specialties, Inc.*	75	2,201
MEMC Electronic Materials, Inc.*	702	7,905
Mentor Graphics Corp.*	300	3,600
Mercury Computer Systems, Inc.*	100	1,838
Methode Electronics, Inc.	100	1,297
Micrel, Inc.	89	1,156
Microchip Technology, Inc.	600	20,526
Micron Technology, Inc.*	2,646	21,221
MICROS Systems, Inc.*	257	11,272
Microsemi Corp.*	228	5,221
Microsoft Corp.	33,934	947,437
MicroStrategy, Inc., Class A*	26	2,222
Microvision, Inc.*	347	645
Mindspeed Technologies, Inc.*	219	1,336
MIPS Technologies, Inc.*	259	3,926
MKS Instruments, Inc.*	140	3,429
ModusLink Global Solutions, Inc.*	160	1,072
Molex, Inc.	426	9,679
MoneyGram International, Inc.*	328	889
Monolithic Power Systems, Inc.*	100	1,652
Monotype Imaging Holdings, Inc.*	123	1,365
Monster Worldwide, Inc.*	402	9,499
Motorola, Inc.*	7,204	65,340
Move, Inc.*	500	1,285
MTS Systems Corp.	50	1,873
Multi-Fineline Electronix, Inc.*	49	1,298
Nanometrics, Inc.*	104	1,334
National Instruments Corp.	165	6,211
National Semiconductor Corp.	700	9,632
NCI, Inc., Class A*	43	989
NCR Corp.*	501	7,700
NetApp, Inc.*	1,058	58,148
Netgear, Inc.*	100	3,368
NetLogic Microsystems, Inc.*	215	6,753
NetScout Systems, Inc.*	100	2,301
NetSuite, Inc.*	86	2,150
Network Equipment Technologies, Inc.*	216	1,000
NeuStar, Inc., Class A*	230	5,991
Newport Corp.*	100	1,737
NIC, Inc.	169	1,641
Novatel Wireless, Inc.*	100	955
Novell, Inc.*	1,076	6,370
Novellus Systems, Inc.*	300	9,696
Nuance Communications, Inc.*	740	13,453
NVE Corp.*	25	1,446
NVIDIA Corp.*	1,738	26,765
Oclaro, Inc.*	148	1,946
Omnivision Technologies, Inc.*	135	3,997
ON Semiconductor Corp.*	1,354	13,378
OpenTable, Inc.*	46	3,242
Openwave Systems, Inc.*	508	1,077
Oplink Communications, Inc.*	67	1,237
Opnet Technologies, Inc.	75	2,008
Oracle Corp.	11,896	372,345
OSI Systems, Inc.*	43	1,563
Parametric Technology Corp.*	360	8,111
Park Electrochemical Corp.	36	1,080
Paychex, Inc.	972	30,045
Pegasystems, Inc.	46	1,685
Perficient, Inc.*	105	1,312
Pericom Semiconductor Corp.*	115	1,263
Photronics, Inc.*	234	1,383
Plantronics, Inc.	153	5,695
Plexus Corp.*	125	3,867
PLX Technology, Inc.*	219	791
PMC - Sierra, Inc.*	713	6,125
Polycom, Inc.*	260	10,135
Power Integrations, Inc.	71	2,850
Power-One, Inc.*	300	3,060
Powerwave Technologies, Inc.*	953	2,421
Progress Software Corp.*	139	5,882
PROS Holdings, Inc.*	124	1,412
Pulse Electronics Corp.	218	1,160
QLogic Corp.*	379	6,451
QUALCOMM, Inc.	5,111	252,943
Quantum Corp.*	800	2,976
Quest Software, Inc.*	200	5,548
Rackspace Hosting, Inc.*	299	9,392
Radiant Systems, Inc.*	88	1,722
Radisys Corp.*	100	890
Rambus, Inc.*	303	6,205
RealD, Inc.*	39	1,011
RealNetworks, Inc.*	400	1,680
Red Hat, Inc.*	600	27,390
RF Micro Devices, Inc.*	816	5,998
RightNow Technologies, Inc.*	67	1,586
Rimage Corp.*	83	1,238
Riverbed Technology, Inc.*	364	12,802
Rofin-Sinar Technologies, Inc.*	75	2,658
Rogers Corp.*	27	1,033
Rovi Corp.*	323	20,029
Rubicon Technology, Inc.*	51	1,075
Rudolph Technologies, Inc.*	137	1,128
S1 Corp.*	225	1,553
SAIC, Inc.*	970	15,384
Salesforce.com, Inc.*	361	47,652
SanDisk Corp.*	694	34,603
Sanmina-SCI Corp.*	227	2,606
Sapient Corp.	300	3,630
SAVVIS, Inc.*	106	2,705
Scansource, Inc.*	65	2,074
SeaChange International, Inc.*	153	1,308
Seagate Technology plc*	1,538	23,116
Semtech Corp.*	200	4,528
ShoreTel, Inc.*	185	1,445
Sigma Designs, Inc.*	100	1,417
Silicon Graphics International Corp.*	112	1,011
Silicon Image, Inc.*	300	2,205
Silicon Laboratories, Inc.*	153	7,041
Skyworks Solutions, Inc.*	600	17,178
SMART Modular Technologies (WWH), Inc.*	150	864
Smith Micro Software, Inc.*	136	2,141
SolarWinds, Inc.*	157	3,022
Solera Holdings, Inc.	231	11,855
Sonic Solutions, Inc.*	315	4,725
Sonus Networks, Inc.*	820	2,189
Sourcefire, Inc.*	104	2,697
Spectrum Control, Inc.*	94	1,409
SRA International, Inc., Class A*	122	2,495
Stamps.com, Inc.	100	1,325
Standard Microsystems Corp.*	43	1,240
STEC, Inc.*	94	1,659
Stratasys, Inc.*	49	1,599
SuccessFactors, Inc.*	248	7,182
SunPower Corp., Class A*	324	4,157
Super Micro Computer, Inc.*	71	819
Supertex, Inc.*	44	1,064
support.com, Inc.*	352	2,281
Sycamore Networks, Inc.	60	1,235
Symantec Corp.*	2,445	40,929
Symmetricom, Inc.*	200	1,418
Synaptics, Inc.*	102	2,997
Synchronoss Technologies, Inc.*	61	1,629
SYNNEX Corp.*	56	1,747
Synopsys, Inc.*	475	12,782
Syntel, Inc.	42	2,007
Take-Two Interactive Software, Inc.*	250	3,060
Taleo Corp., Class A*	115	3,180
Tech Data Corp.*	162	7,131
Tekelec*	200	2,382
TeleCommunication Systems, Inc., Class A*	164	766
TeleTech Holdings, Inc.*	100	2,059
Tellabs, Inc.	1,267	8,590
Teradata Corp.*	535	22,021
Teradyne, Inc.*	500	7,020
Terremark Worldwide, Inc.*	165	2,137
Tessera Technologies, Inc.*	141	3,123
Texas Instruments, Inc.	3,820	124,150
THQ, Inc.*	161	976
TIBCO Software, Inc.*	524	10,328
Tier Technologies, Inc.*	165	988
TiVo, Inc.*	330	2,848
TNS, Inc.*	100	2,080
Total System Services, Inc.	500	7,690
Trimble Navigation Ltd.*	358	14,295
TriQuint Semiconductor, Inc.*	500	5,845
TTM Technologies, Inc.*	200	2,982
Tyco Electronics Ltd.	14,125	500,025
Tyler Technologies, Inc.*	100	2,076
Ultimate Software Group, Inc.*	64	3,112
Ultratech, Inc.*	100	1,988
Unisys Corp.*	144	3,728
United Online, Inc.	200	1,320
Universal Display Corp.*	100	3,065
UTStarcom, Inc.*	300	618
ValueClick, Inc.*	300	4,809
Varian Semiconductor Equipment Associates, Inc.*	238	8,799
VASCO Data Security International, Inc.*	100	813
Veeco Instruments, Inc.*	126	5,413
VeriFone Systems, Inc.*	275	10,604
VeriSign, Inc.	580	18,949
Viasat, Inc.*	100	4,441
VirnetX Holding Corp.	121	1,797
Visa, Inc., Class A	1,475	103,810
Vishay Intertechnology, Inc.*	594	8,720
Vishay Precision Group, Inc.*	42	791
VistaPrint N.V.*	126	5,796
VMware, Inc., Class A*	224	19,916
Vocus, Inc.*	69	1,909
Volterra Semiconductor Corp.*	60	1,390
WebMD Health Corp.*	166	8,476
Websense, Inc.*	132	2,673
Western Digital Corp.*	692	23,459
Western Union Co./The	2,088	38,774
Wright Express Corp.*	139	6,394
Xerox Corp.	4,200	48,384
Xilinx, Inc.	854	24,749
Xyratex Ltd.*	124	2,022
Yahoo! Inc.*	4,282	71,210
Zebra Technologies Corp., Class A*	173	6,572
Zix Corp.*	525	2,242
Zoran Corp.*	200	1,760
		10,346,789
Materials — 1.4%
A. Schulman, Inc.	98	2,243
A.M. Castle & Co.*	89	1,639
Air Products & Chemicals, Inc.	659	59,936
Airgas, Inc.	259	16,177
AK Steel Holding Corp.	360	5,893
Albemarle Corp.	282	15,730
Alcoa, Inc.	3,117	47,971
Allegheny Technologies, Inc.	300	16,554
Allied Nevada Gold Corp.*	259	6,814
AMCOL International Corp.	100	3,100
American Vanguard Corp.	143	1,221
AptarGroup, Inc.	200	9,514
Arch Chemicals, Inc.	65	2,465
Ashland, Inc.	250	12,715
Balchem Corp.	64	2,164
Ball Corp.	300	20,415
Bemis Co., Inc.	350	11,431
Boise, Inc.	180	1,427
Brush Engineered Materials, Inc.*	41	1,584
Buckeye Technologies, Inc.	114	2,395
Cabot Corp.	209	7,869
Calgon Carbon Corp.*	200	3,024
Carpenter Technology Corp.	137	5,513
Celanese Corp., Series A	504	20,750
Century Aluminum Co.*	160	2,485
CF Industries Holdings, Inc.	223	30,138
Clearwater Paper Corp.*	39	3,054
Cliffs Natural Resources, Inc.	415	32,374
Coeur d'Alene Mines Corp.*	265	7,240
Commercial Metals Co.	348	5,773
Compass Minerals International, Inc.	100	8,927
Crown Holdings, Inc.*	500	16,690
Cytec Industries, Inc.	150	7,959
Deltic Timber Corp.	27	1,521
Domtar Corp.	131	9,946
Dow Chemical Co./The	3,607	123,143
E.I. Du Pont de Nemours & Co.	2,829	141,111
Eagle Materials, Inc.	128	3,616
Eastman Chemical Co.	230	19,338
Ecolab, Inc.	717	36,151
Ferro Corp.*	257	3,763
FMC Corp.	230	18,375
Freeport-McMoRan Copper & Gold, Inc.	1,475	177,133
General Moly, Inc.*	331	2,145
Georgia Gulf Corp.*	114	2,743
Globe Specialty Metals, Inc.	176	3,008
Golden Star Resources Ltd.*	941	4,319
Graham Packaging Co., Inc.*	94	1,226
Graphic Packaging Holding Co.*	345	1,342
Greif, Inc., Class A	100	6,190
H.B. Fuller Co.	148	3,037
Haynes International, Inc.	33	1,380
Headwaters, Inc.*	246	1,127
Hecla Mining Co.*	675	7,601
Horsehead Holding Corp.*	100	1,304
Huntsman Corp.	600	9,366
Innophos Holdings, Inc.	45	1,624
International Flavors & Fragrances, Inc.	254	14,120
International Paper Co.	1,351	36,801
Intrepid Potash, Inc.*	143	5,332
Jaguar Mining, Inc.*	461	3,287
Kaiser Aluminum Corp.	46	2,304
KapStone Paper and Packaging Corp.*	98	1,499
Koppers Holdings, Inc.	53	1,896
Kraton Performance Polymers, Inc.*	65	2,012
Landec Corp.*	184	1,100
Louisiana-Pacific Corp.*	416	3,935
LSB Industries, Inc.*	78	1,892
Lubrizol Corp.	217	23,193
Martin Marietta Materials, Inc.	150	13,836
MeadWestvaco Corp.	552	14,440
Minerals Technologies, Inc.	54	3,532
Molycorp, Inc.*	86	4,291
Monsanto Co.	1,735	120,825
Mosaic Co./The	500	38,180
Myers Industries, Inc.	100	974
Nalco Holding Co.	363	11,594
Neenah Paper, Inc.	18	354
NewMarket Corp.	29	3,578
Newmont Mining Corp.	1,505	92,452
Nucor Corp.	951	41,673
Olin Corp.	239	4,904
Olympic Steel, Inc.	35	1,004
OM Group, Inc.*	100	3,851
Omnova Solutions, Inc.*	154	1,287
Owens-Illinois, Inc.*	532	16,332
P.H. Glatfelter Co.	115	1,411
Packaging Corp. of America	337	8,708
PolyOne Corp.*	300	3,747
PPG Industries, Inc.	6,226	523,420
Praxair, Inc.	948	90,506
Quaker Chemical Corp.	43	1,792
Reliance Steel & Aluminum Co.	245	12,520
Rock-Tenn Co., Class A	127	6,852
Rockwood Holdings, Inc.*	151	5,907
Royal Gold, Inc.	162	8,850
RPM International, Inc.	408	9,017
RTI International Metals, Inc.*	100	2,698
Schnitzer Steel Industries, Inc., Class A	65	4,315
Schweitzer-Mauduit International, Inc.	54	3,398
Scotts Miracle-Gro Co./The, Class A	146	7,412
Sealed Air Corp.	511	13,005
Sensient Technologies Corp.	152	5,583
Sherwin-Williams Co./The	4,725	395,719
Sigma-Aldrich Corp.	378	25,160
Silgan Holdings, Inc.	162	5,801
Solutia, Inc.*	359	8,286
Sonoco Products Co.	300	10,101
Southern Copper Corp.	517	25,199
Spartech Corp.*	100	936
Steel Dynamics, Inc.	682	12,481
Stepan Co.	21	1,602
Stillwater Mining Co.*	100	2,135
STR Holdings, Inc.*	61	1,220
Temple-Inland, Inc.	343	7,285
Texas Industries, Inc.	66	3,022
Thompson Creek Metals Co., Inc.*	424	6,241
Titanium Metals Corp.*	300	5,154
United States Steel Corp.	447	26,114
Universal Stainless & Alloy*	50	1,564
US Gold Corp.*	415	3,349
Valspar Corp.	327	11,275
Vulcan Materials Co.	404	17,921
Walter Energy, Inc.	176	22,500
Wausau Paper Corp.	100	861
Westlake Chemical Corp.	62	2,695
Worthington Industries, Inc.	200	3,680
WR Grace & Co.*	229	8,045
Zep, Inc.	47	934
Zoltek Cos., Inc.*	100	1,155
		2,763,747
Telecommunication Services — 0.7%
AboveNet, Inc.	80	4,677
Alaska Communications Systems Group, Inc.	100	1,110
American Tower Corp., Class A*	1,265	65,325
AT&T, Inc.	18,397	540,504
Atlantic Tele-Network, Inc.	27	1,035
Cbeyond, Inc.*	100	1,528
CenturyLink, Inc.	896	41,368
Cincinnati Bell, Inc.*	800	2,240
Clearwire Corp., Class A*	455	2,343
Cogent Communications Group, Inc.*	121	1,711
Consolidated Communications Holdings, Inc.	67	1,293
Crown Castle International Corp.*	904	39,622
Frontier Communications Corp.	3,404	33,121
General Communication, Inc., Class A*	200	2,532
Global Crossing Ltd.*	78	1,008
Hughes Communications, Inc.*	43	1,739
Leap Wireless International, Inc.*	180	2,207
Level 3 Communications, Inc.*	5,500	5,390
MetroPCS Communications, Inc.*	800	10,104
Neutral Tandem, Inc.*	124	1,790
NII Holdings, Inc.*	529	23,625
NTELOS Holdings Corp.	100	1,905
PAETEC Holding Corp.*	323	1,208
Premiere Global Services, Inc.*	200	1,360
Qwest Communications International, Inc.	5,279	40,173
SBA Communications Corp., Class A*	374	15,312
Shenandoah Telecommunications Co.	100	1,873
Sprint Nextel Corp.*	9,199	38,912
Syniverse Holdings, Inc.*	200	6,170
Telephone & Data Systems, Inc.	265	9,686
tw telecom, inc.*	478	8,150
United States Cellular Corp.*	51	2,547
USA Mobility, Inc.	100	1,777
Verizon Communications, Inc.	8,796	314,721
Vonage Holdings Corp.*	830	1,859
Windstream Corp.	1,529	21,314
		1,251,239
Utilities — 1.0%
AES Corp./The*	2,225	27,101
AGL Resources, Inc.	227	8,138
Allegheny Energy, Inc.	553	13,405
Allete, Inc.	100	3,726
Alliant Energy Corp.	359	13,200
Ameren Corp.	750	21,143
American Electric Power Co., Inc.	1,500	53,970
American States Water Co.	59	2,034
American Water Works Co., Inc.	542	13,707
Aqua America, Inc.	440	9,891
Atmos Energy Corp.	312	9,734
Avista Corp.	200	4,504
Black Hills Corp.	139	4,170
California Water Service Group	49	1,826
Calpine Corp.*	1,099	14,661
CenterPoint Energy, Inc.	1,280	20,122
CH Energy Group, Inc.	49	2,396
Cleco Corp.	200	6,152
CMS Energy Corp.	743	13,820
Consolidated Edison, Inc.	876	43,423
Consolidated Water Co. Ltd.	86	789
Constellation Energy Group, Inc.	538	16,479
Dominion Resources, Inc.	1,866	79,716
DPL, Inc.	356	9,153
DTE Energy Co.	532	24,110
Duke Energy Corp.	4,073	72,540
Dynegy, Inc.*	303	1,703
Edison International	9,370	361,682
El Paso Electric Co.*	159	4,377
Empire District Electric Co./The	100	2,220
Energen Corp.	200	9,652
Entergy Corp.	594	42,073
Exelon Corp.	2,119	88,235
FirstEnergy Corp.	973	36,020
GenOn Energy, Inc.*	2,390	9,106
Great Plains Energy, Inc.	428	8,299
Hawaiian Electric Industries, Inc.	300	6,837
IDACORP, Inc.	143	5,288
Integrys Energy Group, Inc.	240	11,642
ITC Holdings Corp.	156	9,669
Laclede Group, Inc./The	55	2,010
MDU Resources Group, Inc.	600	12,162
MGE Energy, Inc.	80	3,421
Middlesex Water Co.	71	1,303
National Fuel Gas Co.	241	15,814
New Jersey Resources Corp.	118	5,087
NextEra Energy, Inc.	1,309	68,055
Nicor, Inc.	158	7,887
NiSource, Inc.	900	15,858
Northeast Utilities	563	17,948
Northwest Natural Gas Co.	74	3,439
NorthWestern Corp.	100	2,883
NRG Energy, Inc.*	800	15,632
NSTAR	350	14,766
NV Energy, Inc.	743	10,439
OGE Energy Corp.	300	13,662
Oneok, Inc.	343	19,026
Ormat Technologies, Inc.	53	1,568
Otter Tail Corp.	100	2,254
Pepco Holdings, Inc.	688	12,556
PG&E Corp.	1,165	55,734
Piedmont Natural Gas Co., Inc.	258	7,214
Pinnacle West Capital Corp.	331	13,720
PNM Resources, Inc.	300	3,906
Portland General Electric Co.	262	5,685
PPL Corp.	1,565	41,191
Progress Energy, Inc.	900	39,132
Public Service Enterprise Group, Inc.	1,604	51,023
Questar Corp.	518	9,018
SCANA Corp.	368	14,941
Sempra Energy	776	40,724
SJW Corp.	40	1,059
South Jersey Industries, Inc.	100	5,282
Southern Co./The	2,559	97,831
Southwest Gas Corp.	150	5,501
TECO Energy, Inc.	684	12,175
UGI Corp.	354	11,179
UIL Holdings Corp.	150	4,494
Unisource Energy Corp.	100	3,584
Vectren Corp.	252	6,396
Westar Energy, Inc.	338	8,504
WGL Holdings, Inc.	166	5,938
Wisconsin Energy Corp.	376	22,131
Xcel Energy, Inc.	1,435	33,794
		1,832,639
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $50,039,333)		59,804,244

Investment Companies (Active International & Global Equities) (11.3%)
Dodge & Cox Global Stock Fund	1,359,408	12,098,729
Longleaf Partners International Fund	614,161	9,421,225
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		21,519,954

	Cost	Fair
		Value
Partnerships (Active Domestic & International Equities) (15.2%)
Partnership (Active Domestic Equity) — 0.8%
ValueAct Capital Partners II, L.P.(a)	$ 2,044,683	$ 1,426,000
Partnership (Active International Equity) — 14.4%
Harris Associates International Value, L.P.(a)	7,213,012	14,490,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)	34,413	1,000
Walter Scott International Fund, LLC(a)	9,100,000	12,993,000
Total Partnerships (Active Domestic & International Equities)
(Cost $18,392,108)		28,910,000

TOTAL EQUITY INVESTMENTS
(Cost $84,481,441)		110,234,198

ALTERNATIVE ASSETS (22.1%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)	5,578,833	8,213,111
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	4,065,000
Perry Partners, L.P.(a)	6,319,727	7,836,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	9,052,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,821,000
Millgate Partners II, L.P.(a)	4,000,000	3,648,000
Royal Capital Value Fund (QP), L.P.(a)	3,500,000	4,331,000

TOTAL ALTERNATIVE ASSETS
(Cost $34,148,560)		41,966,111

	Principal	Fair
	Amount	Value
FIXED INCOME INVESTMENTS (6.4%)
Asset Backed Security (0.0%)
National Credit Union Administration Guaranteed Notes,
Series 2010-A1, Class A, 0.61%, due 12/07/20(c)	$ 60,000	$ 60,063

Certificate of Deposit (0.0%)
Bank of Nova Scotia/TX, 0.55%, due 03/05/12	50,000	50,110
Canadian Imperial Bank of Commerce/NY, 0.49%, due 5/4/12	20,000	19,987
		70,097
Collateralized Mortgage Obligations (0.4%)
National Credit Union Administration Guaranteed Notes,
Series 2010-C1, Class APT, 2.65%, due 10/29/20	99,507	96,892
Series 2010-R1, Class 1A, 0.72%, due 10/07/20(c)	29,116	29,080
Series 2010-R2, Class 1A, 0.64%, due 11/06/17(c)	176,785	176,730
Series 2010-R3, Class 1A, 0.82%, due 12/08/20(c)	400,000	399,500
		702,202
Corporate Bonds (3.1%)
Consumer Discretionary — 0.4%
AutoZone, Inc., 4.00%, due 11/15/20	65,000	61,391
CBS Corp., 8.88%, due 05/15/19	25,000	31,452
Comcast Corp., 5.15%, due 03/01/20	58,000	60,920
COX Communications, Inc., 5.45%, due 12/15/14	40,000	44,035
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11	59,000	60,964
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, due 10/01/14	60,000	63,945
Discovery Communications LLC, 3.70%, due 06/01/15	22,000	22,777
eBay, Inc., 3.25%, due 10/15/20	65,000	60,461
Home Depot, Inc., 5.40%, due 03/01/16	50,000	56,030
NBC Universal, Inc., 3.65%, due 04/30/15(b)	45,000	46,156
News America, Inc., 6.65%, due 11/15/37	29,000	32,120
Nordstrom, Inc., 4.75%, due 05/01/20	40,000	40,600
Omnicom Group, Inc., 5.90%, due 04/15/16	50,000	55,724
Time Warner Cable, Inc., 6.75%, due 06/15/39	23,000	25,403
Time Warner Cable, Inc., 7.50%, due 04/01/14	10,000	11,468
Time Warner, Inc., 3.15%, due 07/15/15	25,000	25,400
Viacom, Inc., 4.38%, due 09/15/14	11,000	11,711
Viacom, Inc., 6.88%, due 04/30/36	25,000	28,684
		739,241
Consumer Staples — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 1.03%, due 03/26/13(c)	50,000	50,453
Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	43,000	46,594
Coca-Cola Co./The, 0.34%, due 05/15/12(c)	40,000	40,021
Corn Products International, Inc., 4.63%, due 11/01/20	20,000	19,726
CVS Caremark Corp., 3.25%, due 05/18/15	45,000	45,733
CVS Caremark Corp., 6.13%, due 09/15/39	25,000	26,712
Diageo Finance B.V., 3.88%, due 04/01/11	50,000	50,393
General Mills, Inc., 6.00%, due 02/15/12	39,000	41,122
Kellogg Co., 5.13%, due 12/03/12	44,000	47,156
Kraft Foods, Inc., 5.38%, due 02/10/20	25,000	26,907
Kroger Co./The, 7.50%, due 04/01/31	17,000	20,552
PepsiAmericas, Inc., 5.63%, due 05/31/11	50,000	51,013
Reynolds American, Inc., 1.00%, due 06/15/11(c)	20,000	20,024
Wm. Wrigley Jr. Co., 1.68%, due 06/28/11(b)(c)	70,000	70,032
Wm. Wrigley Jr. Co., 2.45%, due 06/28/12(b)	45,000	45,319
Wm. Wrigley Jr. Co., 3.70%, due 06/30/14(b)	65,000	66,954
Woolworths Ltd., 4.00%, due 09/22/20(b)	30,000	29,051
		697,762
Energy — 0.3%
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	15,000	16,284
Devon Financing Corp. ULC, 6.88%, due 09/30/11	75,000	78,353
Encana Corp., 6.50%, due 08/15/34	14,000	15,287
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	30,000	33,129
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	55,000	60,572
Kinder Morgan Energy Partners, L.P., 6.75%, due 03/15/11	50,000	50,555
Marathon Oil Corp., 5.90%, due 03/15/18	16,000	18,141
Petro-Canada, 6.05%, due 05/15/18	31,000	35,221
Petroleos Mexicanos, 6.00%, due 03/05/20	90,000	95,400
Shell International Finance B.V., 1.30%, due 09/22/11	100,000	100,649
TransCanada PipeLines Ltd., 7.25%, due 08/15/38	20,000	24,870
Valero Energy Corp., 6.88%, due 04/15/12	51,000	54,273
		582,734
Financials — 1.0%
American Express Co., 8.13%, due 05/20/19	20,000	24,884
American Express Credit Corp. MTN, Series D, 5.13%, due 08/25/14	45,000	48,518
Ameriprise Financial, Inc., 5.30%, due 03/15/20	16,000	16,833
AngloGold Ashanti Holdings plc, 5.38%, due 04/15/20	50,000	52,000
Bank of America Corp., 3.70%, due 09/01/15	10,000	9,914
Bank of America Corp., 5.88%, due 01/05/21	20,000	20,692
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	30,000	31,885
Boston Properties LP, 4.13%, due 05/15/21	45,000	42,662
Boston Properties LP, 6.25%, due 01/15/13	5,000	5,452
Caisse Centrale Desjardins du Quebec, 1.70%, due 09/16/13(b)	30,000	29,964
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	24,000	25,495
Chubb Corp., 6.38%, due 03/29/67(c)	40,000	41,700
Citigroup, Inc., 2.29%, due 08/13/13(c)	30,000	30,507
Citigroup, Inc., 6.00%, due 12/13/13	15,000	16,391
Citigroup, Inc., 6.01%, due 01/15/15	30,000	32,911
CME Group, Inc., 5.40%, due 08/01/13	25,000	27,528
Credit Suisse AG MTN, 5.40%, due 01/14/20	20,000	20,426
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	108,293
General Electric Capital Corp. MTN, 1.88%, due 09/16/13	140,000	140,075
General Electric Capital Corp. MTN, 3.50%, due 06/29/15	50,000	50,876
General Electric Capital Corp. MTN, 4.38%, due 09/16/20	30,000	29,525
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	48,000	49,826
General Electric Capital Corp. MTN, Series G, 0.30%, due 09/21/12(c)	50,000	50,016
Goldman Sachs Group, Inc./The, 3.70%, due 08/01/15	10,000	10,189
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	15,000	16,518
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	15,000	15,336
Health Care REIT, Inc., 4.70%, due 09/15/17	35,000	34,871
Health Care REIT, Inc., 4.95%, due 01/15/21	35,000	33,724
John Deere Capital Corp., 7.00%, due 03/15/12	25,000	26,834
John Deere Capital Corp. MTN, 5.35%, due 01/17/12	50,000	52,339
JPMorgan Chase & Co., 6.30%, due 04/23/19	30,000	34,148
KeyCorp MTN, 6.50%, due 05/14/13	30,000	32,571
Landwirtschaftliche Rentenbank, 5.25%, due 07/15/11	75,000	76,856
Macquarie Group Ltd., 6.00%, due 01/14/20(b)	140,000	140,548
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	15,000	16,415
MetLife, Inc., 6.75%, due 06/01/16	25,000	28,999
MetLife, Inc., 10.75%, due 08/01/39	15,000	20,100
NASDAQ OMX Group, Inc./The, 5.55%, due 01/15/20	30,000	30,311
Nissan Motor Acceptance Corp., 4.50%, due 01/30/15(b)	25,000	25,958
NYSE Euronext, 4.80%, due 06/28/13	30,000	32,200
PACCAR Financial Corp. MTN, 0.71%, due 04/05/13(c)	20,000	19,996
PNC Funding Corp., 4.38%, due 08/11/20	35,000	34,591
Prudential Financial, Inc. MTN, 4.75%, due 09/17/15	45,000	47,609
Toyota Motor Credit Corp. MTN, 1.38%, due 08/12/13	30,000	30,123
Vornado Realty LP, 4.25%, due 04/01/15	49,000	49,466
Wells Fargo & Co., 4.38%, due 01/31/13	24,000	25,398
Westpac Banking Corp., 0.84%, due 04/08/13(b)(c)	100,000	100,246
		1,841,719
Health Care — 0.3%
Aetna, Inc., 5.75%, due 06/15/11	39,000	39,864
Express Scripts, Inc., 7.25%, due 06/15/19	40,000	47,345
Genzyme Corp., 3.63%, due 06/15/15	40,000	41,065
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	25,000	27,145
McKesson Corp., 5.25%, due 03/01/13	27,000	28,999
Medco Health Solutions, Inc., 7.25%, due 08/15/13	25,000	28,397
Pfizer, Inc., 2.25%, due 03/15/11(c)	100,000	100,401
Teva Pharmaceutical Finance III LLC, 0.70%, due 12/19/11(c)	120,000	120,481
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	45,381
UnitedHealth Group, Inc., 5.38%, due 03/15/16	21,000	23,126
Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	40,000	42,988
WellPoint, Inc., 5.85%, due 01/15/36	26,000	26,833
Wyeth, 5.50%, due 02/01/14	42,000	46,692
		618,717
Industrials — 0.1%
3M Co. MTN, 4.50%, due 11/01/11	100,000	103,544
BAE Systems Holdings, Inc., 6.40%, due 12/15/11(b)	30,000	31,569
CSX Corp., 6.75%, due 03/15/11	30,000	30,338
Embraer Overseas Ltd., 6.38%, due 01/15/20	50,000	52,750
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	25,000	27,645
		245,846
Information Technology — 0.2%
Broadcom Corp., 2.38%, due 11/01/15(b)	45,000	43,805
Cisco Systems, Inc., 5.90%, due 02/15/39	25,000	27,688
Microsoft Corp., 0.88%, due 09/27/13	30,000	29,831
Microsoft Corp., 3.00%, due 10/01/20	110,000	103,147
Symantec Corp., 4.20%, due 09/15/20	55,000	50,457
Western Union Co./The, 5.93%, due 10/01/16	44,000	49,259
		304,187
Materials — 0.2%
ArcelorMittal, 9.85%, due 06/01/19	45,000	56,872
Celulosa Arauco y Constitucion S.A., 5.00%, due 01/21/21(b)	40,000	39,309
Chevron Phillips, 7.00%, due 03/15/11	35,000	35,394
Cliffs Natural Resources, Inc., 4.80%, due 10/01/20	10,000	9,771
Dow Chemical Co./The, 4.85%, due 08/15/12	24,000	25,300
Dow Chemical Co./The, 8.55%, due 05/15/19	20,000	25,065
Dow Chemical Co./The, 9.40%, due 05/15/39	15,000	21,772
Teck Resources Ltd., 4.50%, due 01/15/21	30,000	30,501
Vale Overseas Ltd., 5.63%, due 09/15/19	20,000	21,302
Vale Overseas Ltd., 6.25%, due 01/23/17	20,000	22,302
Vale Overseas Ltd., 6.88%, due 11/21/36	19,000	20,900
		308,488
Telecommunication Services — 0.1%
Cellco Partnership / Verizon Wireless Capital LLC, 2.88%, due 05/20/11(c)	50,000	50,500
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	89,000	97,222
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	11,000	14,873
Telecom Italia Capital S.A., 6.00%, due 09/30/34	33,000	27,384
Telecom Italia Capital S.A., 6.18%, due 06/18/14	10,000	10,635
		200,614
Utilities — 0.1%
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	25,000	26,917
Exelon Corp., 4.90%, due 06/15/15	50,000	53,322
Georgia Power Co., 1.30%, due 09/15/13	50,000	50,072
MidAmerican Energy Holdings Co., 6.13%, due 04/01/36	32,000	34,566
NextEra Energy Capital Holdings, Inc., 0.69%, due 11/09/12(c)	30,000	30,137
NextEra Energy Capital Holdings, Inc., 6.00%, due 03/01/19	15,000	16,626
Pacific Gas & Electric Co., 6.05%, due 03/01/34	22,000	24,088
Wisconsin Energy Corp., 6.50%, due 04/01/11	50,000	50,722
		286,450
Foreign Government Securities (0.4%)
Brazilian Government International Bond, 7.88%, due 03/07/15	40,000	47,800
Chile Government International Bond, 5.50%, due 01/15/13	110,000	118,917
Israel Government International Bond, 5.50%, due 11/09/16	28,000	31,724
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11	40,000	40,110
Malaysia Government International Bond, 7.50%, due 07/15/11	110,000	113,588
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	22,000	24,750
Peruvian Government International Bond, 8.38%, due 05/03/16	40,000	49,400
Republic of Korea, 4.88%, due 09/22/14	53,000	56,637
South Africa Government International Bond, 6.88%, due 05/27/19	100,000	117,125
		600,051
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO , Series 2009, 7.55%, due 04/01/39	70,000	72,600

U.S. Government Agency Mortgage-Backed Securities (1.2%)
Federal Home Loan Mortgage Corp. (0.1%)
6.00%, due 11/01/36	196,313	213,354

Federal National Mortgage Association (0.9%)
4.00%, due 01/25/41, TBA	150,000	149,203
4.50%, due 03/01/40	56,360	58,081
5.00%, due 01/25/41, TBA	370,000	388,963
5.00%, due 06/01/33	194,515	205,627
5.00%, due 09/01/33	164,187	173,652
5.50%, due 01/25/41, TBA	160,000	171,175
5.50%, due 04/01/34	193,566	208,413
5.50%, due 04/01/36	141,950	152,652
5.50%, due 05/01/34	56,067	60,435
5.85%, due 12/01/36(c)	119,780	126,781
		1,694,982
Government National Mortgage Association (0.2%)
4.00%, due 09/20/40	139,192	140,326
4.50%, due 05/20/40	198,897	206,769
5.50%, due 01/15/41, TBA	50,000	54,031
		401,126
U.S. Government Agency Securities (0.1%)
Federal Home Loan Mortgage Corp. (0.0%)
0.88%, due 10/28/13	20,000	19,895

Federal National Mortgage Association (0.1%)
0.41%, due 02/23/12(c)	50,000	50,013
0.63%, due 09/24/12	150,000	150,155
1.63%, due 10/26/15	60,000	58,481
		258,649

U.S. Treasury Securities (1.2%)
U.S. Treasury Bonds (0.2%)
4.38%, due 05/15/40	120,000	120,581
4.63%, due 02/15/40	108,000	113,130
5.38%, due 02/15/31	181,000	211,289
		445,000
U.S. Treasury Notes (1.0%)
1.38%, due 11/30/15	300,000	291,539
2.50%, due 03/31/15	403,000	417,137
2.75%, due 02/15/19	280,000	276,391
3.00%, due 08/31/16	447,000	464,042
3.50%, due 01/15/11	330,000	415,341
		1,864,450
TOTAL FIXED INCOME INVESTMENTS
(Cost $11,985,694)		12,228,227

SHORT-TERM INVESTMENTS (1.6%)
Commercial Paper (0.2%)
JPMorgan Chase & Co.	365,417	365,417
0.15%, 01/03/11

U.S. Government Agency Securities (0.7%)
Federal Home Loan Bank Discount Note
0.10%, due 3/18/11(d)	500,000	499,897
Federal Home Loan Mortgage Corp. Discount Note
0.12%, due 1/31/11(d)	650,000	649,934
Federal National Mortgage Association Discount Note
0.10%, due 3/1/11(d)	100,000	99,983
		1,249,814
U.S. Treasury Securities (0.7%)
U.S. Treasury Bills
0.10%, due 1/13/11	350,000	349,988
0.13%, due 4/14/11	500,000	499,808
0.13%, due 4/28/11	250,000	249,890
0.19%, due 7/28/11 (e)	20,000	19,977
0.22%, due 9/22/11	250,000	249,600
		1,369,263
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,984,252)		2,984,494
TOTAL INVESTMENTS (88.1%)
(Cost $133,599,947)(f)		$ 167,413,030
Other Assets in Excess of Liabilities (11.9%)		22,591,350
NET ASSETS (100.0%)		$ 190,004,380

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2010 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Securities were valued at fair value — at December 31, 2010, the Fund held $70,876,111 of fair valued securities, representing 37.3% of net assets.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.
(d)	Zero coupon security. Rate disclosed is yield as of December 31, 2010.
(e)	Security has been pledged as collateral for futures contracts.
(f)	Estimated tax basis approximates book cost.

ADR	— American Depositary Receipt.
GO	— General Obligation.
MTN	— Medium Term Note.
REIT	— Real Estate Investment Trust.
TBA	— Security is subjected to delayed delivery.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, cost and unrealized appreciation (depreciation) for U.S.
Federal income tax purposes of the investments of the Fund were estimated as follows:
Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 133,599,947	$ 37,937,806	$ (4,124,723)	$ 33,813,083

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF DECEMBER 31, 2010 (Unaudited)

(in U.S. dollars)
Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at December 31, 2010.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation
Long:
E-mini S&P 500 Index	3	$ 187,950	March - 11	$ 3,748

KIEWIT INVESTMENT FUND LLLP
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the “Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

WI

LLLP

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical assets

Level 2 – Other significant observable inputs (including quoted prices for similar securities)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent redemptions (i.e. semi-annual or annual) are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances; however, as of December 31, 2010, none of the Fund’s partnership or hedge fund investments had restricted redemptions or unfunded commitments.

.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2010 carried at value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Investments
Common Stocks	$59,804,244	$ ─	$ ─	$59,804,244
Investment Companies	21,519,954	─	─	21,519,954
Partnership	─	27,483,000	1,427,000	28,910,000
Alternative Assets
Hedge Funds	─	17,521,000	24,445,111	41,966,111
Fixed Income Investments
Asset-Backed Security	─	60,063	─	60,063
Certificate of Deposit	─	70,097	─	70,097
Collateralized Mortgage Obligations	─	702,202	─	702,202
Corporate Bonds	─	5,825,758	─	5,825,758
U.S. Government Agency and Mortgage-Backed Securities	─	2,588,006	─	2,588,006
U.S. Treasury Securities	─	2,309,450	─	2,309,450
Other	─	672,651	─	672,651
Short-Term Investments	─	2,984,494	─	2,984,494
Other Financial Instruments*	3,748	─	─	3,748
Total	$81,327,946	$60,216,721	$25,872,111	$167,416,778

*Other financial instruments include futures.

 ND LLLP

The following table includes a roll forward of the amounts classified within Level 3 for the nine months ended December 31, 2010:

Investments in Securities
Balance as of 3/31/10	$27,068,170
Realized gain	1,084,311
Unrealized gain	272,664
Purchases	─
Sales	(2,553,034)
Transfer out of Level 3	─
Balance as of 12/31/10	$25,872,111

For the nine months ended December 31, 2010, the total change in unrealized gain included in the change in net assets on Level 3 securities still held at year end was $1,355,952.

3. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

4. Real Estate Investment Trusts:

At December 31, 2010, the Fund held common stock real estate investment trusts (“REITs”) that are included in the Russell 3000 Index. REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

D LLLP

B. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

C. Subsequent Event: Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Eric Olson

Eric Olson

President and Chief Executive Officer

February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Eric Olson

Eric Olson

President and Chief Executive Officer

February 17, 2011

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

February 17, 2011